UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

TABLE OF CONTENTS

Explanation of Financial Statements	1

Holdings Summaries	3

Expense Examples	5

Schedule of Investments	10

Statements of Assets and Liabilities	40

Statements of Operations	42

Statements of Changes in Net Assets	44

Financial Highlights	48

Notes to Financial Statements	64

Notice to Shareholders	76

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV per share is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Holdings Summaries      (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 28, 2019[1] (% of net assets)
U.S. Government Agency Debt	45.9%
U.S. Treasury Repurchase Agreements	42.0
U.S. Government Agency Repurchase Agreements	10.2
U.S. Treasury Debt	1.4
Investment Companies	1.0
Other Assets and Liabilities, Net[2]	(0.5)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 28, 2019[1] (% of net assets)
Certificates of Deposit	27.8%
Other Repurchase Agreements	20.0
Financial Company Commercial Paper	16.2
U.S. Treasury Repurchase Agreements	14.8
Asset Backed Commercial Paper	14.4
Non-Negotiable Time Deposit	4.0
Non-Financial Company Commercial Paper	1.4
Other Instruments	1.3
Variable Rate Demand Notes	1.2
Other Assets and Liabilities, Net[2]	(1.1)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 28, 2019[1] (% of net assets)
Certificates of Deposit	27.4%
Other Repurchase Agreements	18.9
Financial Company Commercial Paper	18.1
Asset Backed Commercial Paper	16.6
U.S. Treasury Repurchase Agreements	14.4
Non-Negotiable Time Deposit	3.2
Other Instruments	1.1
Variable Rate Demand Note	0.5
Non-Financial Company Commercial Paper	0.4
Other Assets and Liabilities, Net[2]	(0.6)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	3

Holdings Summaries (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2019[1,3] (% of net assets)
Variable Rate Demand Notes	73.9%
Non-Financial Company Commercial Paper	9.1
Tender Option Bonds	8.8
Other Municipal Securities	8.0
Other Assets and Liabilities, Net[2]	0.2
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 2019[1] (% of net assets)
U.S. Treasury Repurchase Agreements	62.6%
U.S. Treasury Debt	38.7
Other Assets and Liabilities, Net[2]	(1.3)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2019[1] (% of net assets)
U.S. Treasury Debt	100.1%
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Expense Examples (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including invest- ment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	5

Expense Examples      (unaudited)

Government Obligations Fund
	Beginning Account Value (9/1/2018)	Ending Account Value (2/28/2019)	Expense Paid During Period[1] (9/1/2018) to 2/28/2019)

Class A Actual[2]	$1,000.00	$1,007.68	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,008.43	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class P Actual[2]	$1,000.00	$1,010.68	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Class U Actual[2]	$1,000.00	$1,010.83	$0.60
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class V Actual[2]	$1,000.00	$1,009.93	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[2]	$1,000.00	$1,010.73	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[2]	$1,000.00	$1,009.18	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,010.53	$0.90
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.12%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2019 of 0.77%, 0.84%, 1.07%, 1.08%, 0.99%, 1.07%, 0.92%, and 1.05% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Institutional Prime Obligations Fund
	Beginning Account Value (9/1/2018)	Ending Account Value (2/28/2019)	Expenses Paid During Period[1] (9/1/2018 to 2/28/2019)

Class T Actual[2]	$1,000.00	$1,010.33	$1.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class V Actual[2]	$1,000.00	$1,010.94	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[2]	$1,000.00	$1,010.19	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,011.67	$0.65
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.45%, and 0.13% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2019 of 1.03%, 1.09%, 1.02%, and 1.17% for Class T, Class V, Class Y, and Class Z, respectively.

Retail Prime Obligations Fund
	Beginning Account Value (9/1/2018)	Ending Account Value (2/28/2019)	Expenses Paid During Period[3] (9/1/2018 to 2/28/2019)

Class A Actual[4]	$1,000.00	$1,009.45	$3.09
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

Class T Actual[4]	$1,000.00	$1,010.33	$1.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class V Actual[4]	$1,000.00	$1,010.84	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[4]	$1,000.00	$1,011.64	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[4]	$1,000.00	$1,010.09	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[4]	$1,000.00	$1,011.34	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[3]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.62%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2019 of 0.94%, 1.03%, 1.08%, 1.16%, 1.01%, and 1.13% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	7

Expense Examples      (unaudited)

Retail Tax Free Obligations Fund
	Beginning Account Value (9/1/2018)	Ending Account Value (2/28/2019)	Expenses Paid During Period[1] (9/1/2018 to 2/28/2019)

Class A Actual[2]	$1,000.00	$1,004.21	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class V Actual[2]	$1,000.00	$1,006.45	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[2]	$1,000.00	$1,005.70	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,006.95	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2019 of 0.42%, 0.64%, 0.57%, and 0.69% for Class A, Class V, Class Y, and Class Z, respectively.

Treasury Obligations Fund
	Beginning Account Value (9/1/2018)	Ending Account Value (2/28/2019)	Expenses Paid During Period[3] (9/1/2018 to 2/28/2019)

Class A Actual[4]	$1,000.00	$1,007.74	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[4]	$1,000.00	$1,008.49	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class P Actual[4]	$1,000.00	$1,010.75	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Class V Actual[4]	$1,000.00	$1,009.99	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[4]	$1,000.00	$1,010.79	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[4]	$1,000.00	$1,009.24	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[4]	$1,000.00	$1,010.59	$0.90
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2019 of 0.77%, 0.85%, 1.08%, 1.00%, 1.08%, 0.92%, and 1.06% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/1/2018)	Ending Account Value (2/28/2019)	Expenses Paid During Period[1] (9/1/2018 to 2/28/2019)

Class A Actual[2]	$1,000.00	$1,007.59	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,008.34	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class V Actual[2]	$1,000.00	$1,009.84	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[2]	$1,000.00	$1,009.09	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,010.34	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2019 of 0.76%, 0.83%, 0.98%, 0.91%, and 1.03% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency
Debt – 45.9%
Federal Farm Credit Bank
2.454% (1 Month LIBOR
USD – 0.060%),
04/03/2019 Δ	$26,535	$26,537
2.450% (U.S. Federal
Funds Effective Rate +
0.050%), 04/12/2019 Δ	100,000	100,000
2.400% (U.S. Federal
Funds Effective Rate +
0.000%), 04/15/2019 Δ	50,000	49,999
2.472%, 04/24/2019€	12,000	11,956
2.430% (U.S. Federal
Funds Effective Rate +
0.030%), 04/25/2019 Δ	75,000	75,000
2.420% (U.S. Federal
Funds Effective Rate +
0.020%), 05/08/2019 Δ	100,000	100,000
2.506%, 05/09/2019 €	95,000	94,550
2.506%, 05/10/2019 €	95,000	94,544
2.488%, 05/14/2019 €	50,000	49,748
2.519%, 05/21/2019 €	50,000	49,721
2.405% (1 Month LIBOR
USD – 0.085%),
05/24/2019 Δ	100,000	99,999
2.420% (U.S. Federal
Funds Effective Rate +
0.020%), 06/06/2019 Δ	50,000	49,999
2.363% (1 Month LIBOR
USD – 0.135%),
06/13/2019 Δ	75,000	74,976
2.542%, 06/13/2019 €	50,000	49,637
2.526%, 06/14/2019 €	10,000	9,928
2.551%, 06/21/2019 €	200,000	198,441
2.465% (1 Month LIBOR
USD – 0.025%),
06/24/2019 Δ	35,000	35,000
2.420% (1 Month LIBOR
USD – 0.070%),
06/25/2019 Δ	75,000	74,999
2.410% (U.S. Federal
Funds Effective Rate +
0.010%), 06/26/2019 Δ	100,000	100,000
2.548%, 06/28/2019 €	85,000	84,298
2.424% (1 Month LIBOR
USD – 0.090%),
07/03/2019 Δ	100,000	99,997
2.614%, 07/08/2019 €	100,000	99,079
2.405% (U.S. Federal
Funds Effective Rate +
0.005%), 07/12/2019 Δ	100,000	99,998
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.414% (1 Month LIBOR
USD – 0.090%),
07/12/2019 Δ	$109,880	$109,872
2.592%, 08/06/2019 €	50,000	49,440
2.670% (1 Month LIBOR
USD + 0.190%),
08/19/2019 Δ	75,000	75,088
2.677%, 08/22/2019 €	30,000	29,620
2.439% (1 Month LIBOR
USD – 0.065%),
09/12/2019 Δ	50,000	49,999
2.712%, 09/24/2019 €	30,000	29,543
2.735%, 09/27/2019 €	25,000	24,611
2.696%, 09/30/2019 €	12,000	11,813
2.622% (3 Month LIBOR
USD – 0.160%),
10/10/2019 Δ	115,000	114,998
2.390% (U.S. Federal
Funds Effective Rate –
0.010%), 10/18/2019 Δ	50,000	49,998
2.749%, 11/04/2019 €	70,000	68,708
2.700%, 11/06/2019	22,800	22,796
2.755%, 11/06/2019 €	50,000	49,069
2.718% (3 Month LIBOR
USD + 0.020%),
11/12/2019 Δ	75,000	75,098
2.420% (1 Month LIBOR
USD – 0.060%),
11/19/2019 Δ	225,000	224,986
2.529% (1 Month LIBOR
USD + 0.050%),
01/27/2020 Δ	50,000	50,048
2.400% (SOFR + 0.030%),
02/06/2020 Δ	40,000	40,000
2.428% (1 Month LIBOR
USD – 0.085%),
02/06/2020 Δ	25,750	25,737
2.567% (1 Month LIBOR
USD + 0.050%),
02/10/2020 Δ	15,910	15,928
2.460% (3 Month U.S.
Treasury Money Market
Yield + 0.040%),
02/12/2020 Δ	50,000	49,995
2.470% (3 Month U.S.
Treasury Money Market
Yield + 0.050%),
02/19/2020 Δ	25,000	25,000
2.400% (1 Month LIBOR
USD – 0.080%),
03/19/2020 Δ	44,000	44,000
2.445% (1 Month LIBOR
USD – 0.045%),
03/23/2020 Δ	50,000	49,996

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.430% (1 Month LIBOR
USD – 0.060%),
03/25/2020 Δ	$50,000	$50,000
2.399% (1 Month LIBOR
USD – 0.080%),
03/27/2020 Δ	25,000	25,000
2.485% (3 Month U.S.
Treasury Money Market
Yield + 0.065%),
05/15/2020 Δ	50,000	50,006
2.443% (3 Month LIBOR
USD – 0.220%),
05/22/2020 Δ	50,000	49,975
2.443% (1 Month LIBOR
USD – 0.050%),
05/28/2020 Δ	75,000	75,000
2.443% (1 Month LIBOR
USD – 0.050%),
05/29/2020 Δ	50,000	50,000
2.429% (1 Month LIBOR
USD – 0.080%),
06/01/2020 Δ	222,550	222,522
2.654% (3 Month LIBOR
USD – 0.170%),
06/24/2020 Δ	50,000	49,981
2.540% (U.S. Federal
Funds Effective Rate +
0.140%), 07/13/2020 Δ	100,000	100,000
2.451% (1 Month LIBOR
USD – 0.030%),
07/16/2020 Δ	101,000	100,996
2.475% (1 Month LIBOR
USD – 0.010%),
07/20/2020 Δ	100,000	100,000
2.494% (1 Month LIBOR
USD – 0.020%),
08/05/2020 Δ	75,000	74,993
2.465% (3 Month U.S.
Treasury Money Market
Yield + 0.045%),
08/17/2020 Δ	27,000	26,996
2.530% (U.S. Federal
Funds Effective Rate +
0.130%), 08/17/2020 Δ	50,000	50,000
2.525% (U.S. Federal
Funds Effective Rate +
0.125%), 09/04/2020 Δ	50,000	50,000
2.606% (3 Month LIBOR
USD – 0.130%),
09/04/2020 Δ	50,000	50,000
2.567% (1 Month LIBOR
USD + 0.050%),
09/10/2020 Δ	100,000	100,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.477% (1 Month LIBOR
USD – 0.040%),
09/11/2020 Δ	$50,000	$50,000
2.490% (1 Month LIBOR
USD + 0.000%),
09/25/2020 Δ	79,560	79,544
2.500% (1 Month LIBOR
USD + 0.010%),
09/25/2020 Δ	125,000	124,986
2.500% (1 Month LIBOR
USD + 0.020%),
10/19/2020 Δ	280,300	280,236
2.530% (U.S. Federal
Funds Effective Rate +
0.130%), 10/23/2020 Δ	25,000	25,000
2.617% (3 Month LIBOR
USD – 0.135%),
10/29/2020 Δ	50,000	49,995
2.564% (3 Month LIBOR
USD – 0.130%),
11/16/2020 Δ	75,000	74,998
2.484% (1 Month LIBOR
USD + 0.005%),
11/27/2020 Δ	200,000	199,987
2.509% (3 Month LIBOR
USD – 0.120%),
11/30/2020 Δ	150,000	150,000
2.519% (1 Month LIBOR
USD + 0.025%),
12/14/2020 Δ	50,000	49,996
2.558% (1 Month LIBOR
USD + 0.065%),
12/28/2020 Δ	100,000	99,999
2.713% (3 Month LIBOR
USD – 0.100%),
12/28/2020 Δ	65,000	65,000
2.549% (1 Month LIBOR
USD + 0.060%),
01/15/2021 Δ	50,000	50,000
2.533% (1 Month LIBOR
USD + 0.040%),
01/28/2021 Δ	100,000	100,000
2.550% (3 Month U.S.
Treasury Money Market
Yield + 0.130%),
02/08/2021 Δ	125,000	124,988
2.552% (1 Month LIBOR
USD + 0.035%),
02/11/2021 Δ	125,000	125,000
2.520% (U.S. Federal
Funds Effective Rate +
0.120%), 02/22/2021 Δ	45,000	45,000
2.540% (1 Month LIBOR
USD + 0.045%),
03/01/2021 Δ «	125,000	125,000

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Federal Home Loan Bank
2.464% (1 Month LIBOR
USD – 0.045%),
03/01/2019 ∆	$125,000	$125,000
2.503% (3 Month LIBOR
USD – 0.235%),
03/01/2019 ∆	100,000	100,000
2.504% (3 Month LIBOR
USD – 0.235%),
03/06/2019 ∆	25,000	25,000
1.875%, 03/08/2019	38,690	38,687
2.468% (1 Month LIBOR
USD – 0.045%),
03/08/2019 ∆	30,000	30,000
2.330%, 03/13/2019 ¤	294,374	294,147
2.352%, 03/14/2019 ¤	105,000	104,911
2.307%, 03/15/2019 ¤	109,000	108,903
2.409% (1 Month LIBOR
USD – 0.080%),
03/15/2019 ∆	75,000	75,000
2.415%, 03/18/2019 ¤	43,347	43,298
2.337%, 03/20/2019 ¤	107,000	106,869
2.353%, 03/22/2019 ¤	100,000	99,864
2.430%, 03/27/2019 ¤	17,300	17,270
1.050%, 03/29/2019	10,000	9,990
2.440%, 03/29/2019 ¤	825,000	823,444
2.389% (1 Month LIBOR
USD – 0.120%),
04/01/2019 ∆	100,000	100,000
2.437%, 04/01/2019 ¤	100,000	99,792
2.442%, 04/02/2019 ¤	200,000	199,569
2.449%, 04/05/2019 ¤	50,000	49,882
2.437%, 04/10/2019 ¤	75,075	74,873
2.438%, 04/12/2019 ¤	300,000	299,152
2.477% (3 Month LIBOR
USD – 0.320%),
04/12/2019 ∆	375,000	374,999
2.462%, 04/15/2019 ¤	525,000	523,397
2.476%, 04/18/2019 ¤	100,000	99,673
2.448%, 04/22/2019 ¤	130,000	129,543
2.487%, 04/23/2019 ¤	100,000	99,637
2.482%, 04/24/2019 ¤	200,000	199,262
2.369% (1 Month LIBOR
USD – 0.115%),
04/26/2019 ∆	100,000	100,000
2.474%, 04/29/2019 ¤	220,000	219,116
2.418%, 05/01/2019 ¤	268,350	267,257
2.490%, 05/02/2019	75,000	74,998
2.414%, 05/03/2019 ¤	325,000	323,635
2.553% (3 Month LIBOR
USD – 0.185%),
05/08/2019 ∆	50,000	50,000
2.416%, 05/10/2019 ¤	50,000	49,767
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.499%, 05/15/2019 ¤	$125,000	$124,355
2.516%, 05/16/2019 ¤	50,000	49,738
2.513%, 05/17/2019 ¤	26,935	26,792
2.430%, 05/20/2019 ¤	75,000	74,597
2.500%, 05/20/2019	50,000	49,997
2.458%, 05/22/2019 ¤	150,000	149,166
2.450%, 05/23/2019	100,000	100,000
2.438%, 05/24/2019 ¤	427,400	424,984
2.469% (3 Month LIBOR
USD – 0.160%),
05/28/2019 ∆	50,000	50,005
2.449%, 05/29/2019 ¤	636,000	632,176
2.350%, 05/31/2019 ¤	70,000	69,571
2.444%, 06/10/2019 ¤	100,000	99,320
2.420%, 06/11/2019	100,000	100,000
2.542%, 06/13/2019 ¤	4,500	4,467
2.369% (1 Month LIBOR
USD – 0.125%),
06/14/2019 ∆	75,000	75,000
2.445%, 06/17/2019 ¤	110,350	109,547
2.410% (SOFR + 0.040%),
06/21/2019 ∆	182,000	182,000
2.516%, 06/21/2019 ¤	11,029	10,944
2.413% (1 Month LIBOR
USD – 0.080%),
06/28/2019 ∆	100,000	100,000
2.423% (1 Month LIBOR
USD – 0.090%),
07/08/2019 ∆	93,000	93,001
2.391% (1 Month LIBOR
USD – 0.090%),
07/16/2019 ∆	50,000	49,999
2.411% (1 Month LIBOR
USD – 0.070%),
07/17/2019 ∆	50,000	50,000
2.411% (1 Month LIBOR
USD – 0.070%),
07/17/2019 ∆	200,000	200,000
2.411% (1 Month LIBOR
USD – 0.070%),
07/19/2019 ∆	50,000	50,000
2.411% (1 Month LIBOR
USD – 0.070%),
07/19/2019 ∆	75,000	74,998
2.391% (1 Month LIBOR
USD – 0.090%),
07/22/2019 ∆	80,000	80,000
2.414% (1 Month LIBOR
USD – 0.070%),
07/26/2019 ∆	50,000	50,000
2.452% (1 Month LIBOR
USD – 0.060%),
08/07/2019 ∆	100,000	100,000

The accompanying notes are an integral part of the financial statements

12	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.434% (1 Month LIBOR
USD – 0.060%),
08/14/2019 ∆	$100,000	$100,000
2.421% (1 Month LIBOR
USD – 0.060%),
08/19/2019 ∆	50,000	50,000
2.421% (1 Month LIBOR
USD – 0.060%),
08/19/2019 ∆	50,000	50,000
2.486%, 08/21/2019 ¤	25,000	24,705
2.453% (1 Month LIBOR
USD – 0.040%),
08/26/2019 ∆	150,000	150,000
2.390% (SOFR + 0.020%),
08/27/2019 ∆	199,000	199,000
2.433% (1 Month LIBOR
USD – 0.060%),
08/28/2019 ∆	75,000	75,000
2.433% (1 Month LIBOR
USD – 0.060%),
08/28/2019 ∆	75,000	75,000
2.433% (1 Month LIBOR
USD – 0.060%),
08/28/2019 ∆	50,000	50,000
2.457% (1 Month LIBOR
USD – 0.060%),
09/09/2019 ∆	75,000	75,000
2.430% (SOFR + 0.060%),
09/10/2019 ∆	50,000	50,000
2.457% (1 Month LIBOR
USD – 0.060%),
09/11/2019 ∆	25,000	25,000
2.457% (1 Month LIBOR
USD – 0.060%),
09/11/2019 ∆	75,000	75,000
2.421% (1 Month LIBOR
USD – 0.060%),
09/16/2019 ∆	75,000	75,000
2.430% (1 Month LIBOR
USD – 0.060%),
09/25/2019 ∆	50,000	50,000
2.462% (1 Month LIBOR
USD – 0.050%),
10/07/2019 ∆	50,000	50,000
2.535% (3 Month LIBOR
USD – 0.260%),
10/07/2019 ∆	150,000	149,916
2.467% (1 Month LIBOR
USD – 0.050%),
10/09/2019 ∆	100,000	100,000
2.400%, 10/11/2019 ●	200,000	200,000
2.400%, 10/15/2019 ●	50,000	50,000
2.411% (1 Month LIBOR
USD – 0.070%),
10/17/2019 ∆	100,000	100,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.480%, 11/04/2019 ●	$75,000	$75,000
2.443% (1 Month LIBOR
USD – 0.070%),
11/08/2019 ∆	100,000	100,000
2.435% (SOFR + 0.065%),
11/15/2019 ∆	95,000	95,000
2.464% (1 Month LIBOR
USD – 0.050%),
12/02/2019 ∆	50,000	50,000
2.463% (1 Month LIBOR
USD – 0.050%),
12/06/2019 ∆	150,000	150,030
2.454% (1 Month LIBOR
USD – 0.050%),
12/12/2019 ∆	25,000	25,000
2.448% (1 Month LIBOR
USD – 0.050%),
12/13/2019 ∆	50,000	50,000
2.431% (1 Month LIBOR
USD – 0.050%),
12/18/2019 ∆	50,000	50,000
2.419% (1 Month LIBOR
USD – 0.065%),
12/26/2019 ∆	80,000	79,967
2.448% (1 Month LIBOR
USD – 0.065%),
01/06/2020 ∆	50,000	50,000
2.448% (1 Month LIBOR
USD – 0.065%),
01/08/2020 ∆	50,000	50,000
2.448% (1 Month LIBOR
SD – 0.065%),
01/08/2020 ∆	30,000	30,000
2.452% (1 Month LIBOR
USD – 0.065%),
01/10/2020 ∆	50,000	50,000
2.433% (1 Month LIBOR
USD – 0.065%),
01/13/2020 ∆	50,000	50,000
2.420% (SOFR + 0.050%),
01/17/2020 ∆	70,000	70,000
2.623% (3 Month LIBOR
USD – 0.150%),
01/17/2020 ∆	50,000	50,000
2.623% (3 Month LIBOR
USD – 0.150%),
01/17/2020 ∆	50,000	50,000
2.626% (3 Month LIBOR
USD – 0.150%),
01/22/2020 ∆	50,000	50,000
2.425% (1 Month LIBOR
USD – 0.065%),
01/23/2020 ∆	94,750	94,749
2.428% (1 Month LIBOR
USD – 0.065%),
01/28/2020 ∆	25,000	25,000

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2019 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.428% (1 Month LIBOR
USD – 0.065%),
01/28/2020 ∆	$196,500	$196,507
2.530% (3 Month U.S.
Treasury Money Market
Yield + 0.070%),
01/29/2020 ∆	100,000	100,009
2.597% (3 Month LIBOR
USD – 0.155%),
01/29/2020 ∆	50,000	50,000
2.433% (1 Month LIBOR
USD – 0.080%),
02/07/2020 ∆	100,000	100,000
2.477% (3 Month LIBOR
USD – 0.220%),
02/10/2020 ∆	50,000	50,000
2.439% (1 Month LIBOR
USD – 0.065%),
02/12/2020 ∆	25,000	25,000
2.597% (3 Month LIBOR
USD – 0.200%),
02/18/2020 ∆	50,000	50,000
2.420% (1 Month LIBOR
USD – 0.060%),
02/20/2020 ∆	50,000	50,000
2.405% (SOFR + 0.035%),
02/21/2020 ∆	97,500	97,500
2.430% (1 Month LIBOR
USD – 0.060%),
02/24/2020 ∆	50,000	49,998
2.473% (1 Month LIBOR
USD – 0.040%),
04/06/2020 ∆	100,000	100,000
2.441% (1 Month LIBOR
USD – 0.040%),
04/17/2020 ∆	50,000	50,000
2.523% (3 Month LIBOR
USD – 0.250%),
04/17/2020 ∆	50,000	50,000
2.480% (SOFR + 0.110%),
06/10/2020 ∆	150,000	150,000
2.614% (3 Month LIBOR
USD – 0.210%),
06/22/2020 ∆	50,000	50,000
2.445% (SOFR + 0.075%),
07/24/2020 ∆	30,000	30,000
2.484% (1 Month LIBOR
USD + 0.000%),
10/26/2020 ∆	50,000	50,000
2.666% (3 Month LIBOR
USD – 0.105%),
01/25/2021 ∆	50,000	50,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARE	VALUE >
Federal Home Loan
Mortgage Corporation
2.454%, 04/17/2019 ¤	$46,494	$46,347
2.481%, 05/01/2019 ¤	18,396	18,320
2.395% (SOFR + 0.025%),
05/08/2019 ∆	230,000	230,000
1.250%, 05/24/2019	22,000	22,000
1.750%, 05/30/2019	7,285	7,272
2.400% (SOFR + 0.030%),
06/19/2019 ∆	240,000	240,000
1.375%, 08/15/2019	15,395	15,304
1.250%, 10/02/2019	148,114	146,861
Federal National Mortgage
Association
1.400%, 03/27/2019	50,000	49,963
2.530% (SOFR + 0.160%),
01/30/2020 ∆	127,103	127,179
2.470% (SOFR + 0.100%),
04/30/2020 ∆	80,000	80,009
2.430% (SOFR + 0.060%),
07/30/2020 ∆	40,000	40,000

Total U.S. Government
Agency Debt
(Cost $19,918,175)

U.S. Treasury Debt – 1.4%		19,918,175
U.S. Treasury Notes
1.250%, 04/30/2019	75,000	74,847
1.625%, 04/30/2019	75,000	74,895
1.250%, 05/31/2019	225,000	224,327
1.375%, 07/31/2019	35,000	34,839
2.535% (3 Month U.S.
Treasury Money Market
Yield + 0.115%),
01/31/2021 ∆	210,000	209,900

Total U.S. Treasury Debt
(Cost $618,808)		618,808

Investment
Companies Ω – 1.0%
BlackRock Liquidity Funds
FedFund Portfolio,
Institutional Class,
2.313%	200,000,000	200,000
Goldman Sachs
Financial Square
Funds, Institutional
Class, 2.300%	225,000,000	225,000

Total Investment Companies
(Cost $425,000)		425,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Government Agency
Repurchase Agreements – 10.2%
BNP Paribas SA
2.580%, dated
02/28/2019, matures
03/01/2019, repurchase
price $100,007
(collateralized by
various government
agency obligations:
Total market
value $102,000)	$100,000	$100,000
Fixed Income Clearing Corp
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $2,500,177
(collateralized by
various government
agency obligations:
Total market
value $2,550,001)	2,500,000	2,500,000
Goldman Sachs & Co. LLC
2.530%, dated
02/28/2019, matures
03/01/2019, repurchase
price $50,004
(collateralized by
various government
agency obligations:
Total market
value $51,000)	50,000	50,000
HSBC Securities (USA) Inc.
2.570%, dated
02/28/2019, matures
03/01/2019, repurchase
price $1,000,071
(collateralized by
various government
agency obligations:
Total market
value $1,020,073)	1,000,000	1,000,000
ING Financial Markets LLC
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $400,028
(collateralized by
various government
agency obligations:
Total market
value $408,000)	400,000	400,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Merrill Lynch, Pierce,
Fenner & Smith
Incorporated
2.570%, dated
02/28/2019, matures
03/01/2019, repurchase
price $150,011
(collateralized by
various government
agency obligations:
Total market
value $153,000)	$150,000	$150,000
RBC Dominion Securities Inc.
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $100,007
(collateralized by
various government
agency obligations:
Total market
value $102,000)	100,000	100,000
Societe Generale SA
2.570%, dated
02/28/2019, matures
03/01/2019, repurchase
price $125,009
(collateralized by
various government
agency obligations:
Total market
value $127,500)	125,000	125,000
Total U.S. Government Agency
Repurchase Agreements
(Cost $4,425,000)		4,425,000

U.S. Treasury Repurchase
Agreements – 42.0%
Bank of Montreal
2.350%, dated
02/28/2019, matures
03/01/2019, repurchase
price $100,007
(collateralized by
U.S. Treasury
obligations:
Total market
value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $200,014
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000
Bank of Nova Scotia
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $732,003
(collateralized by U.S.
Treasury obligations:
Total market
value $746,590)	731,951	731,951
Barclays Capital Inc.
2.540%, dated
02/28/2019, matures
03/01/2019, repurchase
price $250,018
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000)	250,000	250,000
BNP Paribas SA
2.570%, dated
02/28/2019, matures
03/01/2019, repurchase
price $200,014
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
2.590%, dated
02/28/2019, matures
03/01/2019, repurchase
price$1,050,076
(collateralized by U.S.
Treasury obligations:
Total market
value $1,072,175)	1,050,000	1,050,000
2.430%, dated
02/19/2019, matures
04/22/2019, repurchase
price $753,139
(collateralized by U.S.
Treasury obligations:
Total market
value $765,000)	750,000	750,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.450%, dated
02/05/2019, matures
05/06/2019, repurchase
price $503,063
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000)	$500,000	$500,000
2.450%, dated
02/08/2019, matures
05/08/2019, repurchase
price $1,207,268
(collateralized by U.S.
Treasury obligations:
Total market
value $1,224,000)	1,200,000	1,200,000
2.450%, dated
02/11/2019, matures
05/13/2019, repurchase
price $855,264
(collateralized by U.S.
Treasury obligations:
Total market
value $867,000)	850,000	850,000
Credit Agricole Corporate &
Investment Bank
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $1,130,109
(collateralized by U.S.
Treasury obligations:
Total market
value $1,152,630)	1,130,029	1,130,029
2.420%, dated
02/28/2019, matures
03/12/2019, repurchase
price $150,121
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
2.430%, dated
02/28/2019, matures
03/28/2019, repurchase
price $525,992
(collateralized by U.S.
Treasury obligations:
Total market
value $535,500)	525,000	525,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.440%, dated
02/08/2019, matures
05/08/2019, repurchase
price $754,524
(collateralized by U.S.
Treasury obligations:
Total market
value $765,000)	$750,000	$750,000
Fixed Income Clearing Corp
2.300%, dated
02/28/2019, matures
03/01/2019, repurchase
price $350,022
(collateralized by U.S.
Treasury obligations:
Total market
value $357,002)	350,000	350,000
HSBC Securities (USA) Inc.
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $745,053
(collateralized by U.S.
Treasury obligations:
Total market
value $759,954)	745,000	745,000
2.380%, dated
02/26/2019, matures
03/05/2019, repurchase
price $750,347
(collateralized by U.S.
Treasury obligations:
Total market
value $765,152)	750,000	750,000
2.450%, dated
02/28/2019, matures
03/07/2019, repurchase
price $625,298
(collateralized by U.S.
Treasury obligations:
Total market
value $637,543)	625,000	625,000
ING Financial Markets LLC
2.380%, dated
02/26/2019, matures
03/05/2019, repurchase
price $150,069
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.400%, dated
02/27/2019, matures
03/13/2019, repurchase
price $150,140
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000) ¥	$150,000	$150,000
JP Morgan Securities, LLC
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $500,035
(collateralized by U.S.
Treasury obligations:
Total market
value $510,036)	500,000	500,000
Mizuho Securities (USA) LLC
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $500,036
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000)	500,000	500,000
RBC Dominion Securities Inc.
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $1,750,124
(collateralized by U.S.
Treasury obligations:
Total market
value $1,785,000)	1,750,000	1,750,000
2.410%, dated
02/22/2019, matures
03/21/2019, repurchase
price $951,717
(collateralized by U.S.
Treasury obligations:
Total market
value $969,000)	950,000	950,000
Societe Generale SA
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $500,036
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000)	500,000	500,000

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.420% (OBFR + 0.020%),
dated 02/28/2019,
matures 03/07/2019,
repurchase price $750,353
(collateralized by U.S.
Treasury obligations:
Total market
value $765,000) ∆	$750,000	$750,000
2.420% (OBFR + 0.020%),
dated 02/28/2019,
matures 03/07/2019,
repurchase price $1,500,706
(collateralized by U.S.
Treasury obligations:
Total market
value $1,530,000) ∆	1,500,000	1,500,000
TD Securities (USA) LLC
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $600,043
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000)	600,000	600,000
Total U.S. Treasury
Repurchase Agreements
(Cost $18,206,980)		18,206,980

Total Investments – 100.5%
(Cost $43,593,963)		43,593,963

Other Assets and
Liabilities, Net – (0.5)%		(237,359)

Total Net Assets – 100.0%		$43,356,604
Government Obligation Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

∆	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2019.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On February 28, 2019, the total cost of investments purchased on a when-issued basis was $125,000 or 0.3% of total net assets.

●	Security is a step up bond. The coupon increases at regular intervals until the bond reaches full maturity.

Ω	The rate shown is the annualized seven-day yield as of February 28, 2019.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2019, the value of these investments was $150,000 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:
LIBOR – London Interbank Offered Rate
OBFR – Overnight Bank Funding Rate
SOFR – Secured Overnight Financing Rate
USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 27.8%
Banco del Estado de Chile/NY
2.793% (1 Month
LIBOR USD + 0.300%),
04/29/2019 Δ	$8,000	$8,002
2.843% (1 Month
LIBOR USD + 0.350%),
05/29/2019 Δ	2,000	2,001
2.751% (1 Month
LIBOR USD + 0.270%),
07/22/2019 Δ	1,000	1,001
Bank of Montreal/Chicago
2.684% (1 Month
LIBOR USD + 0.170%),
06/05/2019 Δ	5,000	5,001
2.794% (1 Month
LIBOR USD + 0.310%),
06/26/2019 Δ	5,000	5,003
2.639% (1 Month
LIBOR USD + 0.160%),
03/02/2020 Δ	5,000	4,999
Bank of Nova Scotia/Houston
2.870% (U.S. Federal
Funds Effective Rate +
0.470%), 12/12/2019 Δ	1,500	1,502
3.023% (3 Month
LIBOR USD + 0.220%),
12/30/2019 Δ	2,500	2,504
Canadian Imperial Bank
of Commerce/NY
2.630% (1 Month
LIBOR USD + 0.150%),
03/19/2019 Δ	3,000	3,000
2.709% (1 Month
LIBOR USD + 0.200%),
05/01/2019 Δ	10,000	10,003
2.844% (1 Month
LIBOR USD + 0.330%),
08/05/2019 Δ	6,000	6,006
2.889% (1 Month
LIBOR USD + 0.410%),
12/27/2019 Δ	3,000	3,006
Commonwealth Bank
of Australia/NY
2.653% (1 Month
LIBOR USD + 0.140%),
04/08/2019 Δ	7,000	7,001
2.802% (1 Month
LIBOR USD + 0.290%),
06/07/2019 Δ	6,000	6,004

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.599% (1 Month
LIBOR USD + 0.110%),
08/15/2019 Δ	$5,000	$5,000
2.834% (1 Month
LIBOR USD + 0.320%),
10/04/2019 Δ	10,000	10,010
Cooperatieve Rabobank UA/NY
2.637% (1 Month
LIBOR USD + 0.120%),
03/11/2019 Δ	7,000	7,000
2.659% (1 Month
LIBOR USD + 0.170%),
05/15/2019 Δ	5,000	5,001
2.649% (1 Month
LIBOR USD + 0.140%),
09/03/2019 Δ	6,100	6,101
Credit Agricole Corporate
& Investment Bank/NY
2.805% (1 Month
LIBOR USD + 0.320%),
05/20/2019 Δ	5,000	5,003
Credit Suisse/NY
2.820% (SOFR + 0.450%),
07/12/2019 Δ	3,000	3,003
HSBC Bank USA NA
2.855% (3 Month
LIBOR USD + 0.090%),
04/26/2019 Δ	1,550	1,550
2.734% (1 Month
LIBOR USD + 0.220%),
05/02/2019 Δ	8,000	8,003
Lloyds Bank Corp Markets/NY
2.680% (1 Month
LIBOR USD + 0.200%),
04/17/2019 Δ	3,000	3,000
Mitsubishi UFJ Trust
& Banking Corp/NY
2.689% (1 Month
LIBOR USD + 0.200%),
04/15/2019 Δ	5,000	5,001
2.827% (1 Month
LIBOR USD + 0.310%),
06/11/2019 Δ	5,000	5,003
Mizuho Bank Ltd/NY
2.693% (1 Month
LIBOR USD + 0.180%),
03/06/2019 Δ	4,000	4,000
2.689% (1 Month
LIBOR USD + 0.180%),
04/01/2019 Δ	4,000	4,001

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.844% (1 Month
LIBOR USD + 0.330%),
06/03/2019 Δ	$4,000	$4,003
2.703% (1 Month
LIBOR USD + 0.210%),
07/29/2019 Δ	5,000	5,001
2.650% (1 Month
LIBOR USD + 0.160%),
08/27/2019 Δ	4,000	4,000
MUFG Bank LTD/NY
2.710% (1 Month
LIBOR USD + 0.220%),
07/24/2019 Δ	5,000	5,002
Natixis/NY
2.687% (1 Month
LIBOR USD + 0.170%),
04/10/2019 Δ	3,000	3,000
2.891% (3 Month
LIBOR USD + 0.120%),
06/12/2019 Δ	5,000	5,002
Nordea Bank AB/NY
2.659% (1 Month
LIBOR USD + 0.170%),
05/15/2019 Δ	5,000	5,001
2.668% (1 Month
LIBOR USD + 0.170%),
06/13/2019 Δ	4,000	4,001
2.569% (1 Month
LIBOR USD + 0.090%),
08/27/2019 Δ	5,000	5,000
State Street Bank & Trust
2.731% (1 Month
LIBOR USD + 0.250%),
04/22/2019 Δ	3,000	3,001
2.759% (1 Month
LIBOR USD + 0.270%),
05/15/2019 Δ	8,700	8,702
Sumitomo Mitsui
Banking Corp/NY
2.760% (1 Month
LIBOR USD + 0.270%),
04/23/2019 Δ	3,000	3,001
2.814% (1 Month
LIBOR USD + 0.300%),
05/02/2019 Δ	5,000	5,002
3.211% (3 Month
LIBOR USD + 0.460%),
06/05/2019 Δ	2,000	2,002
2.669% (1 Month
LIBOR USD + 0.160%),
08/01/2019 Δ	5,000	5,001
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.684% (1 Month
LIBOR USD + 0.170%),
08/07/2019 Δ	$3,000	$3,000
Sumitomo Mitsui Trust/NY
2.410%, 03/04/2019	20,000	20,000
2.700%, 04/17/2019	8,000	8,002
2.844% (1 Month
LIBOR USD + 0.330%),
07/03/2019 Δ	8,000	8,006
2.787% (1 Month
LIBOR USD + 0.270%),
07/10/2019 Δ	4,000	4,002
Svenska Handelsbanken/NY
2.673% (1 Month
LIBOR USD + 0.160%),
03/08/2019 Δ	17,935	17,936
2.692% (1 Month
LIBOR USD + 0.180%),
05/07/2019 Δ	5,000	5,002
3.014% (3 Month
LIBOR USD + 0.210%),
12/19/2019 Δ	3,000	3,004
Swedbank/NY
2.670% (1 Month
LIBOR USD + 0.180%),
07/24/2019 Δ	5,000	5,001
2.649% (3 Month
LIBOR USD + 0.000%),
10/01/2019 Δ «	5,000	5,000
Toronto Dominion Bank/NY
2.654% (1 Month
LIBOR USD + 0.140%),
03/05/2019 Δ	2,000	2,000
2.781% (1 Month
LIBOR USD + 0.300%),
07/22/2019 Δ	5,000	5,003
UBS AG of Stamford, CT
2.614% (1 Month
LIBOR USD + 0.120%),
08/14/2019 Δ	6,000	6,000
Wells Fargo Bank NA
2.694% (1 Month
LIBOR USD + 0.180%),
07/10/2019 Δ	10,000	10,002
Westpac Banking Corp/NY
2.680% (U.S. Federal
Funds Effective Rate +
0.280%), 02/21/2020 Δ	5,000	5,000
Total Certificates of Deposit
(Cost $310,293)		310,386

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Financial Company Commercial
Paper – 16.2%
ANZ New Zealand International Ltd
2.654% (1 Month
LIBOR USD + 0.140%),
04/05/2019 Δ ■	$5,000	$5,001
2.654% (1 Month
LIBOR USD + 0.160%),
11/14/2019 Δ ■	8,000	8,000
2.773% (3 Month
LIBOR USD + 0.040%),
02/03/2020 Δ ■	2,000	2,000
Banco del Estado de Chile/NY
2.710%, 07/08/2019 ■	7,000	6,933
Bank of Nova Scotia
2.703% (1 Month
LIBOR USD + 0.190%),
05/06/2019 Δ ■	7,000	7,002
2.814% (1 Month
LIBOR USD + 0.300%),
10/04/2019 Δ ■	5,000	5,005
BNZ International Funding Ltd
2.979% (3 Month
LIBOR USD + 0.200%),
04/16/2019 Δ ■	3,650	3,651
2.739% (1 Month
LIBOR USD + 0.250%),
10/15/2019 Δ ■	3,500	3,502
CA Imperial Bank of Commerce
2.639% (1 Month
LIBOR USD + 0.150%),
02/27/2020 Δ ■	5,000	5,000
CDP Financial Inc
2.734%, 05/09/2019 ■	5,000	4,976
ING (US) Funding LLC
2.803% (1 Month
LIBOR USD + 0.310%),
05/28/2019 Δ	5,000	5,003
JP Morgan Securities LLC
2.693% (1 Month
LIBOR USD + 0.200%),
04/30/2019 Δ	10,000	10,002
Lloyds Bank PLC
2.912%, 06/04/2019	5,000	4,965
2.938% (3 Month
LIBOR USD + 0.130%),
07/03/2019 Δ	4,000	4,001
Macquarie Bank Ltd
2.812% (1 Month
LIBOR USD + 0.300%),
05/07/2019 Δ ■	4,000	4,002
2.991%, 05/28/2019 ■	3,000	2,980
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
National Australia Bank Ltd
2.757% (1 Month
LIBOR USD + 0.240%),
04/10/2019 Δ ■	$4,544	$4,543
2.747% (1 Month
LIBOR USD + 0.230%),
04/11/2019 Δ ■	10,003	10,000
Ontario Teachers’ Finance Trust
2.673%, 05/24/2019 ■	2,000	1,988
2.895%, 06/03/2019 ■	7,475	7,425
2.910%, 06/25/2019 ■	5,000	4,959
2.706%, 09/24/2019 ■	7,500	7,387
Sumitomo Mitsui Banking Corp
2.686%, 04/09/2019 ■	2,000	1,994
Suncorp Metway Ltd
2.563%, 03/04/2019 ■	7,000	6,998
2.720%, 04/29/2019 ■	4,000	3,982
2.933%, 05/13/2019 ■	3,000	2,984
2.943%, 05/15/2019 ■	1,000	994
2.744%, 05/20/2019 ■	1,000	994
Swedbank
2.735%, 05/14/2019	5,000	4,974
2.565%, 05/20/2019	4,000	3,978
2.565%, 05/21/2019	2,000	1,989
Toronto Dominion Bank
2.744% (1 Month
LIBOR USD + 0.240%),
04/12/2019 Δ ■	5,000	5,002
2.652% (1 Month
LIBOR USD + 0.170%),
05/21/2019 Δ ■	4,000	4,001
UBS AG of London
2.674% (1 Month
LIBOR USD + 0.160%),
04/02/2019 Δ ■	10,000	10,002
3.124% (3 Month
LIBOR USD + 0.330%),
04/04/2019 Δ ■	4,000	4,001
Westpac Banking Corp
2.751% (3 Month
LIBOR USD + 0.100%),
05/24/2019 Δ ■	5,000	5,001
2.782% (1 Month
LIBOR USD + 0.280%),
05/30/2019 Δ ■	2,000	2,001
2.690% (1 Month
LIBOR USD + 0.210%),
09/19/2019 Δ ■	4,000	4,001
Total Financial Company
Commercial Paper
(Cost $181,175)		181,225

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Asset Backed
Commercial Paper – 14.4%
Atlantic Asset Securities LLC
3.015%, 06/12/2019 ■	$3,000	$2,978
CAFCO LLC
2.807%, 03/12/2019 ■	4,300	4,297
2.698%, 04/24/2019 ■	8,000	7,969
2.609%, 05/14/2019 ■	5,000	4,973
2.984%, 06/17/2019 ■	5,000	4,961
Chariot Funding LLC
2.742%, 04/02/2019 ■	3,000	2,993
3.026%, 06/10/2019 ■	2,000	1,986
2.694% (1 Month
LIBOR USD + 0.210%),
09/26/2019 Δ ■	7,000	7,002
Gotham Funding Corp
2.565%, 05/20/2019 ■	5,000	4,970
Kells Funding LLC
2.508%, 03/01/2019	8,000	8,000
2.472%, 03/04/2019	10,500	10,497
2.464%, 03/06/2019	10,000	9,996
Liberty Street Funding LLC
2.790%, 03/06/2019 ■	10,000	9,996
Longship Funding LLC
2.451%, 03/01/2019 ■	3,500	3,500
2.432%, 03/04/2019 ■	10,000	9,997
2.531%, 04/23/2019 ■	5,000	4,980
Nieuw Amsterdam
Receivables
2.527%, 04/01/2019 ■	4,000	3,991
Old Line Funding LLC
2.932%, 05/20/2019 ■	2,000	1,988
2.670% (1 Month
LIBOR USD + 0.190%),
06/17/2019 Δ ■	9,000	9,001
2.769% (1 Month
LIBOR USD + 0.280%),
07/15/2019 Δ ■	5,000	5,002
2.662% (1 Month
LIBOR USD + 0.150%),
08/19/2019 Δ ■	5,000	5,000
Starbird Funding Corp
2.420%, 03/01/2019	5,000	5,000
2.871%, 03/19/2019 ■	5,000	4,994
2.987%, 05/20/2019 ■	2,000	1,988
3.015%, 06/03/2019 ■	5,000	4,964
Thunder Bay Funding LLC
2.784%, 03/05/2019 ■	10,000	9,997
2.905%, 05/09/2019 ■	5,000	4,975
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.769% (1 Month
LIBOR USD + 0.280%),
07/15/2019 Δ ■	$5,000	$5,003
Total Asset Backed
Commercial Paper
(Cost $160,975)		160,998
Non-Negotiable
Time Deposit – 4.0%
Credit Agricole Corporate
& Investment Bank,
New York Branch
2.370%, 03/01/2019
(Cost $45,000)	45,000	45,000
Non-Financial Company
Commercial Paper – 1.4%
Toyota Credit Canada Inc
2.719% (1 Month
LIBOR USD + 0.230%),
07/10/2019 Δ	5,000	5,002
Toyota Motor Credit Corp
2.826% (3 Month
LIBOR USD + 0.090%),
04/26/2019 Δ	10,000	10,002
Total Non-Financial
Company Commercial Paper
(Cost $15,000)		15,004
Other Instruments – 1.3%
Bank of America NA
2.847% (3 Month
LIBOR USD + 0.050%),
04/02/2019 Δ	3,000	3,000
ING Bank NV
2.300%, 03/22/2019	4,501	4,500
1.650%, 08/15/2019 ■	3,000	2,986
Nordea Bank Abp
2.375%, 04/04/2019 ■	1,000	1,000
Wells Fargo Bank NA
3.389% (3 Month L
IBOR USD + 0.650%),
12/06/2019 Δ	2,600	2,611
Total Other Instruments
(Cost $14,095)		14,097

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Variable Rate Demand
Notes # – 1.2%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
2.400%, 04/01/2035	$5,500	$5,500
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
2.500%, 10/01/2031	7,825	7,825
Total Variable Rate
Demand Notes
(Cost $13,325)		13,325
Other Repurchase
Agreements – 20.0%
BNP Paribas SA
2.630% (OBFR + 0.230%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $12,001
(collateralized by
various securities:
Total market
value $12,600) Δ	12,000	12,000
2.700% (OBFR + 0.300%),
dated 02/28/2019,
matures 04/04/2019,
repurchase price $15,039
(collateralized by
various securities:
Total market
value $15,750) Δ ¥	15,000	15,000
Credit Suisse
Securities (USA) LLC
2.550% (OBFR + 0.150%),
dated 02/26/2019,
matures 03/05/2019,
repurchase price $40,020
(collateralized by
various securities:
Total market
value $42,009) Δ	40,000	40,000
HSBC Securities (USA) Inc.
2.500% (OBFR + 0.100%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $29,502
(collateralized by
various securities:
Total market
value $30,977) Δ	29,500	29,500
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
2.500% (OBFR + 0.100%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $24,002
(collateralized by
various securities:
Total market
value $25,201) Δ	$24,000	$24,000
JP Morgan Securities, LLC
2.750% (1 Month LIBOR +
0.270%), dated
02/28/2019, matures
04/04/2019, repurchase
price $15,040
(collateralized by
various securities:
Total market
value $15,784) Δ ¥	15,000	15,000
Merrill Lynch, Pierce,
Fenner & Smith Incorporated
2.780% (OBFR + 0.380%),
dated 02/28/2019,
matures 04/04/2019,
repurchase price $10,027
(collateralized by
various securities:
Total market
value $10,500) Δ ¥	10,000	10,000
MUFG Securities Americas, Inc.
2.500% (OBFR + 0.100%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $31,002
(collateralized by
various securities:
Total market
value $32,550) Δ	31,000	31,000
Societe Generale SA
2.660% (OBFR + 0.260%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $46,003
(collateralized by
various securities:
Total market
value $48,301) Δ	46,000	46,000
Total Other Repurchase
Agreements
(Cost $222,500)		222,500

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 14.8%
Bank of Nova Scotia
2.560%, dated 02/28/2019,
matures 03/01/2019,
repurchase price $65,000
(collateralized by U.S.
Treasury obligations:
Total market
value $66,295)	$64,995	$64,995
Credit Agricole Corporate
& Investment Bank
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $100,351
(collateralized by U.S.
Treasury obligations:
Total market
value $102,351)	100,344	100,344
Total U.S. Treasury
Repurchase Agreements
(Cost $165,339)		165,339
Total Investments – 101.1%
(Cost $1,127,702)		1,127,874
Other Assets and
Liabilities, Net – (1.1)%		(11,793)
Total Net Assets – 100.0%		$1,116,081
Institutional Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2019.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2019, the value of these investments was $277,804 or 24.9% of total net assets.
«	Security purchased on a when-issued basis. On February 28, 2019, the total cost of investments purchased on a when-issued basis was $5,000 or 0.4% of total net assets.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.
¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2019, the value of these investments was $40,000 or 3.6% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:
LOC –	Letter of Credit
LIBOR –	London Interbank Offered Rate
OBFR –	Overnight Bank Funding Rate
SOFR –	Secured Overnight Financing Rate
USD –	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Retail Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 27.4%
Banco del Estado de Chile/NY
2.843% (1 Month
LIBOR USD + 0.350%),
05/29/2019 ∆	$10,000	$10,000
2.751% (1 Month
LIBOR USD + 0.270%),
07/22/2019 ∆	14,000	14,000
Bank of Montreal/Chicago
2.684% (1 Month
LIBOR USD + 0.170%),
06/05/2019 ∆	15,000	15,000
2.794% (1 Month
LIBOR USD + 0.310%),
06/26/2019 ∆	20,000	20,000
2.639% (1 Month
LIBOR USD + 0.160%),
03/02/2020 ∆	15,000	15,000
Banque Nationale
de Paris/Chicago
2.787% (1 Month
LIBOR USD + 0.270%),
07/09/2019 ∆	20,000	20,000
Canadian Imperial Bank
of Commerce/NY
2.889% (1 Month
LIBOR USD + 0.410%),
12/27/2019 ∆	12,000	12,000
Commonwealth Bank
of Australia/NY
2.653% (1 Month
LIBOR USD + 0.140%),
04/08/2019 ∆	25,000	25,000
2.802% (1 Month
LIBOR USD + 0.290%),
06/07/2019 ∆	9,000	9,000
2.599% (1 Month
LIBOR USD + 0.110%),
08/15/2019 ∆	10,000	10,000
2.580% (1 Month
LIBOR USD + 0.100%),
09/03/2019 ∆ «	10,000	10,000
2.834% (1 Month
LIBOR USD + 0.320%),
10/04/2019 ∆	10,000	10,000
Cooperatieve Rabobank UA/NY
2.637% (1 Month
LIBOR USD + 0.120%),
03/11/2019 ∆	20,000	20,000
2.659% (1 Month
LIBOR USD + 0.170%),
05/15/2019 ∆	20,000	20,000
Credit Suisse/NY
2.640% (SOFR + 0.270%),
04/04/2019 ∆	15,000	15,000
2.820% (SOFR + 0.450%),
07/12/2019 ∆	7,200	7,200

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
DZ Bank/NY
2.720%, 04/09/2019	$20,000	$20,000
HSBC Bank USA NA
2.734% (1 Month
LIBOR USD + 0.220%),
05/02/2019 ∆	20,000	20,000
2.693% (1 Month
LIBOR USD + 0.180%),
11/08/2019 ∆	23,000	23,000
Mitsubishi UFJ Trust &
Banking Corp/NY
2.590%, 05/23/2019	20,000	20,000
2.827% (1 Month
LIBOR USD + 0.310%),
06/11/2019 ∆	7,000	7,000
Mizuho Bank Ltd/NY
2.693% (1 Month
LIBOR USD + 0.180%),
03/06/2019 ∆	17,000	17,000
2.844% (1 Month
LIBOR USD + 0.330%),
06/03/2019 ∆	15,000	15,000
2.885% (3 Month
LIBOR USD + 0.090%),
07/08/2019 ∆	5,000	5,000
2.703% (1 Month
LIBOR USD + 0.210%),
07/29/2019 ∆	4,000	4,000
2.650% (1 Month
LIBOR USD + 0.160%),
08/27/2019 ∆	15,000	15,000
MUFG Bank LTD/NY
2.710% (1 Month
LIBOR USD + 0.220%),
07/24/2019 ∆	15,000	15,000
Natixis/NY
2.797% (1 Month
LIBOR USD + 0.280%),
07/11/2019 ∆	20,000	20,000
Nordea Bank AB/NY
2.789% (3 Month
LIBOR USD + 0.010%),
04/16/2019 ∆	20,000	20,000
2.659% (1 Month
LIBOR USD + 0.170%),
05/15/2019 ∆	5,000	5,000
2.569% (1 Month
LIBOR USD + 0.090%),
08/27/2019 ∆	20,000	20,000
Sumitomo Mitsui
Banking Corp/NY
3.211% (3 Month
LIBOR USD + 0.460%),
06/05/2019 ∆	3,000	3,002

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	25

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
2.834% (1 Month
LIBOR USD + 0.320%),
07/03/2019 ∆	$15,000	$15,000
2.827% (1 Month
LIBOR USD + 0.310%),
07/09/2019 ∆	6,000	6,000
2.817% (1 Month
LIBOR USD + 0.300%),
07/10/2019 ∆	5,000	5,000
Sumitomo Mitsui Trust/NY
2.410%, 03/04/2019	55,000	55,000
2.700%, 04/17/2019	20,000	20,001
2.844% (1 Month
LIBOR USD + 0.330%),
07/03/2019 ∆	20,000	20,000
2.787% (1 Month
LIBOR USD + 0.270%),
07/10/2019 ∆	6,000	6,000
Svenska Handelsbanken/NY
2.692% (1 Month
LIBOR USD + 0.180%),
05/07/2019 ∆	14,000	14,000
2.877% (3 Month
LIBOR USD + 0.080%),
10/15/2019 ∆	20,000	20,000
Swedbank/NY
2.649% (3 Month
LIBOR USD + 0.000%),
10/01/2019 ∆ «	10,000	10,000
Toronto Dominion Bank/NY
2.654% (1 Month
LIBOR USD + 0.140%),
03/05/2019 ∆	25,000	25,000
2.550%, 05/15/2019	10,000	9,999
UBS AG of Stamford, CT
2.614% (1 Month
LIBOR USD + 0.120%),
08/14/2019 ∆	24,000	24,000
Wells Fargo Bank NA
2.694% (1 Month
LIBOR USD + 0.180%),
07/10/2019 ∆	10,000	10,000
2.667% (1 Month
LIBOR USD + 0.150%),
11/08/2019 ∆	20,000	20,000
Westpac Banking Corp/NY
2.680% (U.S. Federal Funds
Effective Rate + 0.280%),
02/21/2020 ∆	20,000	20,000
Total Certificates of Deposit
(Cost $741,202)		741,202

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Financial Company
Commercial Paper – 18.1%
ANZ New Zealand International Ltd
2.654% (1 Month
LIBOR USD + 0.140%),
04/05/2019 ∆ ■	$20,000	$20,000
2.773% (3 Month
LIBOR USD + 0.040%),
02/03/2020 ∆ ■	23,000	23,000
ASB Finance Ltd/London
2.806% (3 Month
LIBOR USD + 0.070%),
01/31/2020 ∆ ■	10,000	10,001
Banco del Estado de Chile/NY
2.698%, 04/17/2019 ■	10,000	9,965
2.710%, 07/08/2019 ■	13,000	12,875
Bank of Nova Scotia
2.703% (1 Month
LIBOR USD + 0.190%),
05/06/2019 ∆ ■	20,000	20,000
2.814% (1 Month
LIBOR USD + 0.300%),
10/04/2019 ∆ ■	20,000	20,000
CA Imperial Bank of Commerce
2.639% (1 Month
LIBOR USD + 0.150%),
02/27/2020 ∆ ■	15,000	15,000
CDP Financial Inc
2.423%, 03/15/2019 ■	12,000	11,989
2.735%, 05/09/2019 ■	20,000	19,896
Commonwealth Bank
of Australia/NY
3.028% (3 Month
LIBOR USD + 0.220%),
04/03/2019 ∆ ■	2,000	2,000
2.682% (1 Month
LIBOR USD + 0.180%),
08/30/2019 ∆ ■	2,600	2,597
DZ Bank AG/NY
2.688%, 04/15/2019	20,000	19,933
ING (US) Funding LLC
2.803% (1 Month
LIBOR USD + 0.290%),
07/08/2019 ∆	20,000	20,000
JP Morgan Securities LLC
2.693% (1 Month
LIBOR USD + 0.200%),
04/30/2019 ∆	23,000	23,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Lloyds Bank PLC
2.912%, 06/04/2019	$5,000	$4,962
2.938% (3 Month
LIBOR USD + 0.130%),
07/03/2019 ∆	16,000	16,000
Macquarie Bank Ltd
2.547%, 03/11/2019 ■	2,750	2,748
2.923%, 06/03/2019 ■	10,000	9,925
National Australia Bank Ltd
2.747% (1 Month
LIBOR USD + 0.230%),
04/11/2019 ∆ ■	20,000	20,000
Nederlandse Waterschaps
2.507%, 03/11/2019 ■	15,000	14,990
Ontario Teachers’ Finance Trust
2.806%, 04/29/2019 ■	6,650	6,620
2.868%, 06/04/2019 ■	12,000	11,910
2.706%, 09/24/2019 ■	20,000	19,694
Suncorp Metway Ltd
2.563%, 03/04/2019 ■	15,000	14,997
2.583%, 03/25/2019 ■	5,000	4,992
2.665%, 04/08/2019 ■	5,000	4,986
2.720%, 04/29/2019 ■	18,000	17,920
2.744%, 05/20/2019 ■	4,000	3,976
Swedbank
2.538%, 04/08/2019	11,750	11,719
2.765%, 05/07/2019	20,000	19,898
2.735%, 05/14/2019	20,000	19,889
2.653%, 05/28/2019	15,000	14,903
Toronto Dominion Bank
2.744% (1 Month
LIBOR USD + 0.240%),
04/12/2019 ∆ ■	15,000	15,000
2.652% (1 Month
LIBOR USD + 0.170%),
05/21/2019 ∆ ■	11,000	11,000
UBS AG of London
3.124% (3 Month
LIBOR USD + 0.330%),
04/04/2019 ∆ ■	9,900	9,905
Westpac Banking Corp
2.782% (1 Month
LIBOR USD + 0.280%),
05/30/2019 ∆ ■	3,000	3,000
Total Financial Company
Commercial Paper
(Cost $489,290)		489,290

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Asset Backed
Commercial Paper – 16.6%
Atlantic Asset Securities LLC
3.015%, 06/12/2019 ■	$10,000	$9,915
CAFCO LLC
2.799%, 03/12/2019 ■	5,000	4,996
2.828%, 03/19/2019 ■	11,016	11,000
2.774%, 03/22/2019 ■	25,000	24,960
2.831%, 03/25/2019 ■	2,235	2,231
2.698%, 04/24/2019 ■	2,000	1,992
2.568%, 05/29/2019 ■	5,000	4,968
Chariot Funding LLC
2.694% (1 Month
LIBOR USD + 0.210%),
09/26/2019 ∆ ■	15,000	15,000
Fairway Finance Corp
2.759%, 03/06/2019 ■	505	505
2.724%, 03/14/2019 ■	10,780	10,769
2.484%, 03/15/2019 ■	8,098	8,090
2.799%, 04/01/2019 ■	15,000	14,964
2.770%, 04/12/2019 ■	10,000	9,968
2.581% (1 Month
LIBOR USD + 0.100%),
08/22/2019 ∆ ■	10,000	10,000
Gotham Funding Corp
2.565%, 05/20/2019 ■	5,000	4,972
Kells Funding LLC
2.577%, 05/10/2019	20,000	19,900
2.566%, 05/20/2019	40,000	39,773
2.556%, 05/24/2019	20,000	19,882
Liberty Street Funding LLC
2.765%, 03/01/2019 ■	8,070	8,070
2.769%, 04/10/2019 ■	15,000	14,954
2.806%, 05/06/2019 ■	24,100	23,977
2.567%, 05/28/2019 ■	15,000	14,907
Longship Funding LLC
2.537%, 04/01/2019 ■	20,000	19,957
2.748%, 04/04/2019 ■	15,000	14,961
2.531%, 04/23/2019 ■	20,000	19,926
Manhattan Asset Funding Co
2.766%, 03/11/2019 ■	5,000	4,996
Nieuw Amsterdam Receivables
2.550%, 04/01/2019 ■	12,250	12,223
2.507%, 04/05/2019 ■	3,700	3,691
Old Line Funding LLC
2.769% (1 Month
LIBOR USD + 0.280%),
07/15/2019 ∆ ■	25,000	25,000

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	27

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
2.662% (1 Month
LIBOR USD + 0.150%),
08/19/2019 ∆ ■	$20,000	$20,000
Starbird Funding Corp
2.420%, 03/01/2019 ■	12,000	12,000
2.987%, 05/20/2019 ■	5,000	4,967
3.015%, 06/03/2019 ■	5,000	4,961
3.015%, 06/04/2019 ■	5,000	4,961
Thunder Bay Funding LLC
2.769% (1 Month
LIBOR USD + 0.280%),
07/15/2019 ∆ ■	25,000	25,000

Total Asset Backed
Commercial Paper
(Cost $448,436)		448,436

Non-Negotiable
Time Deposit – 3.2%
Credit Agricole Corporate &
Investment Bank,
New York Branch
2.370%, 03/01/2019
(Cost $85,242)	85,242	85,242

Other Instruments – 1.1%
Bank of America NA
2.739%, 08/15/2019 ∆	20,000	20,000
Berkshire Hathaway
Finance Corp
3.478% (3 Month
LIBOR USD + 0.690%),
03/15/2019 ∆	1,800	1,801
ING Bank NV
1.650%, 08/15/2019 ■	7,000	6,967
Nordea Bank Abp
2.375%, 04/04/2019 ■	1,300	1,300
Total Other Instruments
(Cost $30,068)		30,068

Variable Rate
Demand Note # – 0.5%
Mayor and City Council
of Baltimore, Maryland,
Baltimore City Parking
System Facilities,
Series 2008
(LOC: Bank of America)
2.390%, 07/01/2032
(Cost $14,300)	14,300	14,300

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Non-Financial Company
Commercial Paper – 0.4%
Toyota Credit Canada Inc
2.719% (1 Month
LIBOR USD + 0.230%),
07/10/2019 ∆
(Cost $10,000)	$10,000	$10,000

Other Repurchase
Agreements – 18.9%
BNP Paribas SA
2.630% (OBFR + 0.230%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $47,003
(collateralized by
various securities:
Total market
value $49,350) ∆	47,000	47,000
2.700% (OBFR + 0.300%),
dated 02/28/2019,
matures 04/04/2019,
repurchase price $5,013
(collateralized by
various securities:
Total market
value $5,250) ∆ ¥	5,000	5,000
Credit Suisse
Securities (USA) LLC
2.550% (OBFR + 0.150%),
dated 02/26/2019,
matures 03/05/2019,
repurchase price $50,025
(collateralized by
various securities:
Total market
value $52,511) ∆	50,000	50,000
2.880% (1 Month
LIBOR + 0.400%),
dated 02/28/2019,
matures 04/04/2019,
repurchase price $20,056
(collateralized by
various securities:
Total market
value $21,002) ∆ ¥	20,000	20,000

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
2.600% (OBFR + 0.200%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $67,505
(collateralized by
various securities:
Total market
value $70,880) ∆	$67,500	$67,500
ING Financial Markets LLC
2.500% (OBFR + 0.100%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $71,005
(collateralized by
various securities:
Total market
value $74,551) ∆	71,000	71,000
JP Morgan Securities, LLC
2.750% (1 Month
LIBOR + 0.270%),
dated 02/28/2019,
matures 04/04/2019,
repurchase price $30,080
(collateralized by
various securities:
Total market
value $31,568) ∆ ¥	30,000	30,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
2.720% (OBFR + 0.320%),
dated 02/28/2019,
matures 06/03/2019,
repurchase price $25,179
(collateralized by
various securities:
Total market
value $26,250) ∆ ¥	25,000	25,000
MUFG Securities Americas, Inc.
2.500% (OBFR + 0.100%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $76,005
(collateralized by
various securities:
Total market
value $79,800) ∆	76,000	76,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
2.660% (OBFR + 0.260%),
dated 02/28/2019,
matures 03/01/2019,
repurchase price $118,009
(collateralized by
various securities:
Total market
value $123,900) ∆	$118,000	$118,000
Total Other
Repurchase Agreements
(Cost $509,500)		509,500

U.S. Treasury Repurchase
Agreements – 14.4%
Bank of Nova Scotia
2.560%, dated 02/28/2019,
matures 03/01/2019,
repurchase price $152,399
(collateralized by U.S.
Treasury obligations:
Total market
value $155,436)	152,388	152,388
Credit Agricole Corporate
& Investment Bank
2.550%, dated 02/28/2019,
matures 03/01/2019,
repurchase price $235,283
(collateralized by U.S.
Treasury obligations:
Total market
value $239,971)	235,266	235,266

Total U.S. Treasury
Repurchase Agreements
(Cost $387,654)		387,654

Total Investments – 100.6%
(Cost $2,715,692)		2,715,692

Other Assets and
Liabilities, Net – (0.6%)		(14,940)

Total Net Assets – 100.0%		$2,700,752

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	29

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2019.

«	Security purchased on a when-issued basis. On February 28, 2019, the total cost of investments purchased on a when-issued basis was $20,000 or 0.7% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2019, the value of these investments was $724,067 or 26.8% of total net assets.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2019, the value of these investments was $80,000 or 3.0% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:
LOC –	Letter of Credit
LIBOR –	London Interbank Offered Rate
OBFR –	Overnight Bank Funding Rate
SOFR –	Secured Overnight Financing Rate
USD –	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Retail Tax Free
Obligations Fund
DESCRIPTION	PAR	VALUE >
Variable Rate Demand
Notes # – 73.9%

Arizona – 2.2%
Arizona Health Facilities
Authority, Catholic
Healthcare West Loan
Program, 2008 Series A
(LOC: JPMorgan
Chase Bank)
1.800%, 07/01/2035	$9,000	$9,000

Colorado – 1.4%
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
1.750%, 07/01/2027	5,600	5,600

Connecticut – 2.1%
State of Connecticut Health
and Educational Facilities
Authority, Greenwich
Hospital Issue, Series C
(LOC: Bank of America)
1.760%, 07/01/2026	8,375	8,375

District of
Columbia – 1.2%
District of Columbia,
Progressive Life Center,
Series 2008A
(LOC: Branch Banking
& Trust) 1.740%,
01/01/2033	1,855	1,855
District of Columbia,
The Pew Charitable
Trusts Issue,
Series 2008A
(LOC: PNC Bank)
1.730%, 04/01/2038	2,775	2,775
		4,630
Florida – 0.9%
Orange County Health
Facilities Authority, Orlando
Regional Healthcare,
Series 2008E
(LOC: Branch Banking
& Trust) 1.800%,
10/01/2026	3,800	3,800
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Georgia – 1.4%
The Glynn-Brunswick
Memorial Hospital Authority,
Southeast Georgia Health
System Project,
Series 2008B
(LOC: TD Bank)
1.720%, 08/01/2038	$5,745	$5,745

Illinois – 12.8%
Illinois Education Facilities
Authority, Newberry Library,
Series 1988
(LOC: Northern
Trust Company)
1.800%, 03/01/2028	1,100	1,100
Illinois Finance Authority,
Elmhurst Memorial
Healthcare, Series 2008D
(LOC: Bank of America)
1.740%, 01/01/2048	5,000	5,000
Illinois Finance Authority,
Richard Driehaus
Foundation, Series 2005
(LOC: Northern
Trust Company)
1.770%, 02/01/2035	12,100	12,100
Illinois Finance Authority,
The Latin School of
Chicago Project,
Series 2005A
(LOC: JPMorgan
Chase Bank)
1.800%, 08/01/2028	9,410	9,410
Illinois Housing Development
Authority, Multi-Family
Housing Revenue Bonds,
Series 2008 (GTD: FHLMC)
1.900%, 08/01/2038	7,145	7,145
University of Illinois Health
Services Facilities
System Revenue Bonds,
Series 1997B
(LOC: Wells Fargo Bank)
1.800%, 10/01/2026	6,600	6,600

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	31

Schedule of Investments	February 28, 2019 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
University of Illinois,
UIC South Campus
Development Project
Revenue Refunding
Bonds, Series 2008
(LOC: JPMorgan
Chase Bank)
1.800%, 01/15/2022	$10,235	$10,235
		51,590
Indiana – 1.4%
Indiana Finance Authority,
Indiana University Health
Obligated Group,
Series 2011E
(LOC: Bank of America)
1.700%, 03/01/2036	555	555
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009C
(LOC: Sumitomo
Mitsui Banking Corp.)
1.750%, 11/01/2039	395	395
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009D
(LOC: Wells Fargo Bank)
1.720%, 11/01/2039	4,705	4,705
		5,655
Kentucky – 1.3%
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2013C
(LOC: PNC Bank)
1.750%, 10/01/2043	5,350	5,350

Louisiana – 4.8%
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-2
(LOC: Bank of
New York Mellon)
1.720%, 07/01/2047	4,175	4,175
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-3
(LOC: Bank of
New York Mellon)
1.800%, 07/01/2047	$3,125	$3,125
Parish of St. James,
Louisiana, Nustar
Logistics, L.P. Project,
Series 2010B
(LOC: Bank of Tokyo)
1.760%, 12/01/2040	12,070	12,070
		19,370
Maryland – 1.9%
Maryland Health & Higher
Educational Facilities
Authority, Series 1985A
(LOC: TD Bank)
1.700%, 04/01/2035	1,800	1,800
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical System,
Series 2007A
(LOC: Wells Fargo Bank)
1.740%, 07/01/2034	5,800	5,800
		7,600
Minnesota – 9.6%
City of Minneapolis and
The Housing and
Redevelopment Authority
of the City of Saint Paul,
Minnesota, Allina Health
System, Series 2009C
(LOC: Wells Fargo Bank)
1.720%, 11/15/2035	7,205	7,205
City of Minnetonka,
The Cliffs at Ridgedale,
Series 1995 (GTD: FNMA)
1.830%, 09/15/2025	8,150	8,150
Minneapolis and St. Paul
Minnesota Housing and
Redevelopment Authority,
Allina Health C1
(LOC: Wells Fargo Bank)
1.740%, 11/15/2034	4,125	4,125

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minneapolis and St. Paul
Minnesota Housing and
Redevelopment Authority,
Allina Health,
Series 2009B-1
(LOC: JPMorgan
Chase Bank)
1.710%, 11/15/2035	$5,650	$5,650
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five-Q
1.780%, 03/01/2033	5,110	5,110
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
1.780%, 03/01/2024	3,400	3,400
Minnesota Housing Finance
Agency, Series 2015G
(SPA: Royal Bank of Canada)
1.740%, 01/01/2034	5,175	5,175
		38,815
Mississippi – 2.6%
Mississippi Business Finance
Corp, Chevron USA Inc.
Project, Series 2009C
Chevron Corp
1.690%, 12/01/2030	2,555	2,555
Mississippi Business Finance
Corp, Chevron USA Inc.
Project, Series 2009E
Chevron Corp
1.690%, 12/01/2030	3,280	3,280
Mississippi Business Finance
Corp, Chevron USA Inc.
Project, Series 2009G
Chevron Corp
1.690%, 12/01/2030	2,650	2,650
Mississippi Business Finance
Corp, Chevron USA Inc.
Project, Series 2010G
Chevron Corp
1.690%, 11/01/2035	2,100	2,100
		10,585
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York – 5.7%
Dormitory Authority of the
State of New York Mental
Health Services Facilities
Improvement Revenue
Bonds, Series 2003D-2H
(LOC: Royal Bank of
Canada) 1.730%,
02/15/2031	$7,810	$7,810
The City of New York, General
Obligation Bonds, Fiscal
2012 Series A-4
(LOC: Bank of Tokyo)
1.740%, 08/01/2038	15,000	15,000
		22,810
Ohio – 8.8%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008
(LOC: PNC Bank)
1.750%, 06/01/2031	10,590	10,590
City of Middletown, Ohio,
Hospital Facilities, Atrium
Medical Center Obligated
Group, Series 2008A
(LOC: PNC Bank)
1.740%, 11/15/2039	9,925	9,925
County of Hamilton, Ohio,
St. Xavier High School
Project, Series 2003
(LOC: PNC Bank)
1.750%, 04/01/2028	6,035	6,035
State of Ohio, General
Obligation Bonds,
Series 2006B
1.710%, 06/15/2026	9,055	9,055
		35,605
Pennsylvania – 0.5%
Township of Derry Industrial
and Commercial
Development Authority,
Arena Project, Hershey,
Pennsylvania, Series A
of 2000 (LOC: PNC Bank)
1.730%, 11/01/2030	2,185	2,185
Tennessee – 1.1%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series V-C-1 (GTD: FHLB)
1.770%, 06/01/2025	4,480	4,480

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	33

Schedule of Investments	February 28, 2019 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Texas – 3.2%
Lower Neches Valley Authority,
ExxonMobil Project,
Series 2001A
1.670%, 11/01/2029	$795	$795
Lower Neches Valley Authority,
ExxonMobil Project,
Series 2011
1.730%, 11/01/2051	8,735	8,735
Tarrant County Cultural
Education Facilities
Finance Corp, Methodist
Hospitals of Dallas Project,
Series 2008A
(LOC: TD Bank)
1.680%, 10/01/2041	3,450	3,450
		12,980
Virginia – 6.2%
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series, 2003B
1.730%, 02/15/2038	7,430	7,430
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
1.750%, 02/15/2038	10,480	10,480
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008 (GTD: FHLMC)
1.760%, 04/01/2048	7,200	7,200
		25,110
Washington – 0.8%
Washington State Housing
Finance Commission,
Living Care Centers
Project, Series 2000
(LOC: Wells Fargo Bank)
1.740%, 10/01/2030	3,035	3,035
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
West Virginia – 4.0%
West Virginia Hospital
Finance Authority, Cabell
Huntington Hospital, Inc.,
Series 2008B
(LOC: Branch Banking
& Trust) 1.760%,
01/01/2034	$16,200	$16,200

Total Variable Rate
Demand Notes
(Cost $298,520)		298,520

Non-Financial Company
Commercial Paper – 9.1%
Texas Technical University
1.800%, 05/02/2019	13,000	13,000
University of Michigan
1.790%, 03/11/2019	10,000	10,000
University of Texas
1.750%, 03/11/2019	14,000	14,000

Total Non-Financial
Company Commercial
Paper (Cost $37,000)		37,000

Tender Option
Bonds # – 8.8%
Tender Option Bond Trust
Floaters, Series 2018 –
XF2692 (LOC: Citibank)
1.760%, 07/01/2042 ■	4,190	4,190
Tender Option Bond Trust
Floaters, Series 2018 –
XF2703 (LOC: Citibank)
1.770%, 12/01/2046 ■	4,000	4,000
Tender Option Bond Trust
Floaters, Series 2018 –
XM0694 (LOC: Citibank)
1.770%, 08/01/2042 ■	4,985	4,985
Tender Option Bond Trust
Floaters, Series 2019 –
E-130 (LOC: Royal Bank
of Canada) 1.780%,
01/29/2025 ■	10,000	10,000
Tender Option Bond Trust
Floaters, Series 2019 –
G108 (LOC: Royal Bank
of Canada) 1.780%,
02/01/2031 ■	4,750	4,750

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Tender Option Bond Trust
Floaters, Series 2019 –
ZF2777 (LOC: Citibank)
1.770%, 09/15/2026 ■	$7,500	$7,500

Total Tender Option Bonds
(Cost $32,425)		35,425

Other Municipal
Securities – 8.0%
Fort Mill School District
No. 4 of York County,
South Carolina,
Series 2018A
5.000%, 03/01/2019	6,355	6,355
School District of Kershaw
County, South Carolina,
Series 2018A
5.000%, 03/01/2019	2,360	2,360
State of Georgia, General
Obligation Refunding
Bonds, Series 2015C
5.000%, 07/01/2019	5,005	5,061
State of Maryland, State
and Local Facilities Loan
of 2012, First Series B
5.000%, 03/15/2019	5,215	5,222
State of Maryland, State
and Local Facilities Loan
of 2014, First Series A
5.000%, 03/01/2019	3,275	3,275
State of Ohio, General
Obligation Bonds,
Series 2013B
5.000%, 06/15/2019	5,165	5,215
Texas Transportation
Commission, State of Texas
Highway Improvement,
Series 2014
5.000%, 04/01/2019	4,800	4,814
Total Other Municipal
Securities (Cost $32,302)		32,302
Total Investments – 99.8%
(Cost $403,247)		403,247
Other Assets and
Liabilities, Net – 0.2%		675
Total Net Assets – 100.0%		$403,922

Retail Tax Free

Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2019, the value of these investments was $35,425 or 8.8% of total net assets.

Investment Abbreviations:

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GTD – Guaranteed

LOC – Letter of Credit

SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	35

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE>
U.S. Treasury Debt – 38.7%
U.S. Treasury Bills U
2.195%, 03/21/2019	$150,000	$149,808
2.044%, 04/02/2019	150,000	149,719
2.355%, 04/11/2019	75,000	74,794
2.358%, 04/23/2019	100,000	99,646
2.457%, 06/20/2019	175,000	173,663
U.S. Treasury Notes
1.000%, 03/15/2019	275,000	274,867
1.250%, 04/30/2019	175,000	174,648
1.625%, 04/30/2019	210,000	209,702
2.490% (3 Month U.S.
Treasury Money Market
Yield + 0.070%),
04/30/2019 Δ	51,650	51,661
1.125%, 05/31/2019	25,000	24,920
1.250%, 05/31/2019	225,000	224,321
1.500%, 05/31/2019	25,000	24,937
1.375%, 07/31/2019	120,000	119,440
1.625%, 07/31/2019	35,000	34,875
2.480% (3 Month U.S.
Treasury Money Market
Yield + 0.060%),
07/31/2019 Δ	400,000	400,005
1.000%, 10/15/2019	70,000	69,256
2.468% (3 Month U.S.
Treasury Money Market
Yield + 0.048%),
10/31/2019 Δ	335,000	335,014
1.000%, 11/15/2019	150,000	148,201
3.375%, 11/15/2019	25,000	25,111
2.420% (3 Month U.S.
Treasury Money Market
Yield + 0.000%),
01/31/2020 Δ	330,000	329,946
2.453% (3 Month U.S.
Treasury Money Market
Yield + 0.033%),
04/30/2020 Δ	600,000	600,024
2.463% (3 Month U.S.
Treasury Money Market
Yield + 0.043%),
07/31/2020 Δ	410,000	410,006
2.465% (3 Month U.S.
Treasury Money Market
Yield + 0.045%),
10/31/2020 Δ	455,000	454,688
2.535% (3 Month U.S.
Treasury Money Market
Yield + 0.115%),
01/31/2021 Δ	290,000	289,923
Total U.S. Treasury Debt
(Cost $4,849,175)		4,849,175

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 62.6%
Bank of Nova Scotia
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $475,700
(collateralized by U.S.
Treasury obligations:
Total market
value $485,179)	$475,666	$475,666
Barclays Capital Inc.
2.540%, dated
02/28/2019, matures
03/01/2019, repurchase
price $100,007
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
BNP Paribas SA
2.570%, dated
02/28/2019, matures
03/01/2019, repurchase
price $300,021
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
2.590%, dated
02/28/2019, matures
03/01/2019, repurchase
price $450,032
(collateralized by U.S.
Treasury obligations:
Total market
value $462,191)	450,000	450,000
2.430%, dated
02/19/2019, matures
04/22/2019, repurchase
price $251,046
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000)	250,000	250,000
2.450%, dated
02/05/2019, matures
05/06/2019, repurchase
price $100,613
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.450%, dated
02/08/2019, matures
05/08/2019, repurchase
price $603,634
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000)	$600,000	$600,000
2.450%, dated
02/11/2019, matures
05/13/2019, repurchase
price $100,619
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
Credit Agricole Corporate
& Investment Bank
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $734,413
(collateralized by U.S.
Treasury obligations:
Total market
value $749,049)	734,361	734,361
2.420%, dated
02/28/2019, matures
03/12/2019, repurchase
price $50,040
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	50,000	50,000
2.430%, dated
02/28/2019, matures
03/28/2019, repurchase
price $225,425
(collateralized by U.S.
Treasury obligations:
Total market
value $229,500)	225,000	225,000
2.440%, dated
02/08/2019, matures
05/08/2019, repurchase
price $251,508
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000)	250,000	250,000

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Fixed Income Clearing Corp
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $500,035
(collateralized by U.S.
Treasury obligations:
Total market
value $510,003)	$500,000	$500,000
HSBC Securities (USA) Inc.
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $400,028
(collateralized by U.S.
Treasury obligations:
Total market
value $408,029)	400,000	400,000
2.380%, dated
02/26/2019, matures
03/05/2019, repurchase
price $250,116
(collateralized by U.S.
Treasury obligations:
Total market
value $255,051)	250,000	250,000
2.450%, dated
02/28/2019, matures
03/07/2019, repurchase
price $275,131
(collateralized by U.S.
Treasury obligations:
Total market
value $280,519)	275,000	275,000
ING Financial Markets LLC
2.380%, dated
02/26/2019, matures
03/05/2019, repurchase
price $50,023
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	50,000	50,000
2.400%, dated
02/27/2019, matures
03/13/2019, repurchase
price $50,047
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	50,000	50,000

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	37

Schedule of Investments	February 28, 2019 (unaudited),
all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
2.560%, dated
02/28/2019, matures
03/01/2019, repurchase
price $150,011
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	$150,000	$150,000
MUFG Securities
Americas, Inc.
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $200,014
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
RBC Dominion
Securities Inc.
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $1,000,071
(collateralized by U.S.
Treasury obligations:
Total market
value $1,020,000)	1,000,000	1,000,000
2.410%, dated
02/22/2019, matures
03/21/2019, repurchase
price $450,813
(collateralized by U.S.
Treasury obligations:
Total market
value $459,000)	450,000	450,000
Societe Generale SA
2.420% (OBFR +
0.020%) dated
02/28/2019, matures
03/07/2019, repurchase
price $800,376
(collateralized by U.S.
Treasury obligations:
Total market
value $816,000) Δ	800,000	800,000

Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
TD Securities (USA) LLC
2.550%, dated
02/28/2019, matures
03/01/2019, repurchase
price $100,007
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	$100,000	$100,000

Total U.S. Treasury
Repurchase Agreements
(Cost $7,860,027)		7,860,027

Total Investments – 101.3%
(Cost $12,709,202)		12,709,202

Other Assets and
Liabilities, Net – (1.3)%		(160,235)

Total Net Assets – 100.0%		$12,548,967

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is effective yield as of February 28, 2019.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2019.

Investment Abbreviation:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

U. S. Treasury Money
Market Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 100.1%
U.S. Treasury Bills U
0.000%, 03/01/2019	$93,494	$93,494
1.876%, 03/05/2019	20,000	19,995
2.181%, 03/12/2019	142,304	142,201
2.201%, 03/14/2019	13,355	13,344
2.239%, 03/19/2019	132,581	132,424
2.198%, 03/21/2019	10,000	9,987
2.283%, 03/26/2019	109,420	109,240
2.285%, 04/02/2019	72,915	72,762
2.324%, 04/09/2019	65,000	64,832
2.349%, 04/11/2019	142,734	142,343
2.334%, 04/16/2019	84,402	84,145
2.367%, 04/18/2019	52,284	52,116
2.352%, 04/23/2019	30,000	29,894
2.325%, 05/02/2019	25,000	24,898
2.348%, 05/09/2019	17,637	17,556
2.365%, 05/16/2019	28,509	28,365
2.373%, 05/23/2019	11,523	11,459
2.451%, 05/30/2019	10,000	9,938
2.445%, 06/06/2019	30,000	29,800
2.452%, 06/13/2019	15,000	14,893
2.444%, 06/20/2019	4,712	4,676
U.S. Treasury Notes
1.000%, 03/15/2019	6,446	6,443
1.625%, 04/30/2019	20,202	20,173
2.490% (3 Month U.S.
Treasury Money Market
Yield + 0.070%),
04/30/2019 Δ	51,914	51,922
1.500%, 05/31/2019	7,000	6,982
1.375%, 07/31/2019	40,000	39,816
2.480% (3 Month U.S.
Treasury Money Market
Yield + 0.060%),
07/31/2019 Δ	25,000	25,003
1.000%, 10/15/2019	3,000	2,968
2.468% (3 Month U.S.
Treasury Money Market
Yield + 0.048%),
10/31/2019 Δ	16,306	16,309
1.000%, 11/15/2019	5,000	4,940
2.420% (3 Month U.S.
Treasury Money Market
Yield 0.000%),
01/31/2020 Δ	68,513	68,506

U. S. Treasury Money
Market Fund (concl.)
DESCRIPTION	PAR	VALUE >
2.453% (3 Month U.S.
Treasury Money Market
Yield + 0.033%),
04/30/2020 Δ	$47,306	$47,307
2.463% (3 Month U.S.
Treasury Money Market
Yield + 0.043%),
07/31/2020 Δ	18,997	18,995
2.465% (3 Month U.S.
Treasury Money Market
Yield + 0.045%),
10/31/2020 Δ	34,409	34,389
2.535% (3 Month U.S.
Treasury Money Market
Yield + 0.115%),
01/31/2021 Δ	23,760	23,754
Total U.S. Treasury Debt
(Cost $1,475,869)		1,475,869
Total Investments – 100.1%
(Cost $1,475,869)		1,475,869
Other Assets and
Liabilities, Net – (0.1)%		(1,806)
Total Net Assets – 100.0%		$1,474,063

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
U	Rate shown is effective yield as of February 28, 2019.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2019.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	39

Statements of Assets and Liabilities	February 28, 2019 (unaudited), all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$20,961,983	$739,863	$1,818,538	$403,247	$4,849,175	$1,475,869
Repurchase agreements, at cost	22,631,980	387,839	897,154	—	7,860,027	—
ASSETS:
Investments in securities, at value	$20,961,983	$740,035	$1,818,538	$403,247	$4,849,175	$1,475,869
Repurchase agreements, at value	22,631,980	387,839	897,154	—	7,860,027	—
Cash	1	—	1	9	—	1
Receivable for interest	34,392	847	1,757	1,119	13,208	801
Receivable for capital shares sold	1	—	10,095	—	—	—
Prepaid directors’ retainer	65	12	13	11	20	13
Prepaid expenses and other assets	223	88	90	51	129	66
Total assets	43,628,645	1,128,821	2,727,648	404,437	12,722,559	1,476,750
LIABILITIES:
Dividends payable	68,508	1,945	4,468	375	21,132	2,275
Payable for investments purchased	194,571	10,555	20,000	—	149,719	—
Payable for capital shares redeemed	—	—	1,632	—	—	—
Payable to affiliates (note 3)	5,657	132	344	47	1,726	202
Payable for distribution and shareholder services	3,251	94	418	79	996	194
Accrued expenses and other liabilities	54	14	34	14	19	16
Total liabilities	272,041	12,740	26,896	515	173,592	2,687
Net assets	$43,356,604	$1,116,081	$2,700,752	$403,922	$12,548,967	$1,474,063
COMPOSITION OF NET ASSETS:
Portfolio capital	$43,356,619	$1,115,911	$2,700,751	$403,931	$12,548,954	$1,474,053
Total distributable earnings (losses)	(15)	170	1	(9)	13	10
Net assets	$43,356,604	$1,116,081	$2,700,752	$403,922	$12,548,967	$1,474,063
Class A:
Net assets	$232,789	$—	$446,672	$20,946	$207,303	$55,564
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	232,786	—	446,672	20,945	207,306	55,557
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$3,823,299	$—	$—	$—	$1,492,174	$44,013
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,823,266	—	—	—	1,492,187	44,006
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

40	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class P:
Net assets	$120,285	$—	$—	$—	$48	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	120,285	—	—	—	48	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$—	$69,026	$7	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	69,013	7	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0002	$1.00	$—	$—	$—
Class U:
Net assets	$1,553,572	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	1,553,572	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$2,315,566	$162,280	$40,710	$695	$577,830	$122,507
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,315,554	162,257	40,710	695	577,833	122,504
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$7,012,976	$—	$25,794	$—	$1,881,435	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	7,012,963	—	25,794	—	1,881,435	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$10,265,031	$382,615	$1,540,438	$362,993	$2,348,438	$783,772
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	10,264,969	382,542	1,540,438	362,984	2,348,458	783,727
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$18,033,086	$502,160	$647,131	$19,288	$6,041,739	$468,207
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	18,032,979	502,098	647,130	19,286	6,041,777	468,173
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
* 20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

** 20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	41

Statements of Operations	For the six-month period ended February 28, 2019 (unaudited), all dollars and shares are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund
INVESTMENT INCOME:
Interest income	$444,338	$13,972	$33,145
Total investment income	444,338	13,972	33,145
EXPENSES (note 1 and note 3):
Investment advisory fees	19,336	566	1,344
Administration fees and expenses	24,507	755	1,921
Transfer agent fees and expenses	96	90	59
Custodian fees	967	28	67
Legal fees	69	17	19
Audit fees	65	15	17
Registration fees	31	25	25
Postage and printing fees	97	3	82
Directors’ fees	238	55	63
Other expenses	195	46	30
Distribution and shareholder servicing (12b-1) fees:
Class A	364	—	994
Class D	2,797	—	—
Shareholder servicing (non 12b-1) fees:
Class A	394	—	1,010
Class D	4,661	—	—
Class T	—	74	1
Class V	948	72	20
Class Y	11,911	457	1,812
Total expenses	66,676	2,203	7,464
Less: Fee waivers (note 3)	(10,384)	(651)	(1,242)
Total net expenses	56,292	1,552	6,222
Investment income – net	388,046	12,420	26,923
Net gain (loss) on investments	3	2	—
Net change in unrealized appreciation (depreciation) on investments	—	24	—
Net increase in net assets resulting from operations	$388,049	$12,446	$26,923

42	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$3,059	$143,487	$15,798
Total investment income	3,059	143,487	15,798
EXPENSES (note 1 and note 3):
Investment advisory fees	192	6,212	693
Administration fees and expenses	261	7,901	895
Transfer agent fees and expenses	53	89	63
Custodian fees	10	311	35
Legal fees	16	35	16
Audit fees	13	32	15
Registration fees	22	32	15
Postage and printing fees	3	38	4
Directors’ fees	50	117	55
Other expenses	21	90	44
Distribution and shareholder servicing (12b-1) fees:
Class A	34	254	59
Class D	—	1,077	34
Class G	—	60	—
Shareholder servicing (non 12b-1) fees:
Class A	34	257	59
Class D	—	1,794	56
Class G	—	30	—
Class V	—	306	45
Class Y	413	3,208	949
Total expenses	1,122	21,843	3,037
Less: Fee waivers (note 3)	(252)	(3,558)	(437)
Total net expenses	870	18,285	2,600
Investment income – net	2,189	125,202	13,198
Net gain (loss) on investments	(1)	11	4
Net change in unrealized appreciation (depreciation) on investments	—	—	—
Net increase in net assets resulting from operations	$2,188	$125,213	$13,202

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	43

Statements of Changes in Net Assets	all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018
OPERATIONS:
Investment income – net	$388,046	$417,633	$12,420	$13,528	$26,923	$34,646
Net realized gain on investments	3	4	2	—	—	1
Net change in unrealized appreciation (depreciation) of:	—	—	24	106	—	—
Net increase in net assets resulting from operations	388,049	417,637	12,446	13,634	26,923	34,647
DISTRIBUTIONS TO SHARE HOLDERS FROM (note1):
Class A	(2,400)	(2,457)	—	—	(7,220)	(11,781)
Class D	(31,501)	(30,270)	—	—	—	—
Class P	(3,013)	—	—	—	—	—
Class T	—	—	(772)	(1,000)	(5)	(5)
Class U	(1,708)	(1,203)	—	—	—	—
Class V	(18,926)	(24,658)	(1,570)	(1,305)	(443)	(685)
Class X	(62,353)	(55,443)	(132)	(286)	(216)	(490)
Class Y	(87,973)	(94,692)	(3,680)	(4,882)	(14,771)	(17,354)
Class Z	(180,172)	(208,910)	(6,266)	(6,055)	(4,268)	(4,331)
Total distributions	(388,046)	(417,633)	(12,420)	(13,528)	(26,923)	(34,646)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $ 1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	676,711	1,588,218	—	—	755,378	1,222,188
Reinvestment of distributions	764	792	—	—	6,431	10,315
Payments for redemptions	(798,814)	(1,547,989)	—	—	(1,466,943)	(1,222,786)
Increase (decrease) in net assets from Class A transactions	(121,339)	41,021	—	—	(705,134)	9,717
Class D:
Proceeds from sales	4,282,368	8,569,187	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(4,565,981)	(7,657,716)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	(283,613)	911,471	—	—	—	—
Class P:
Proceeds from sales	787,176	20	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(666,911)	—	—	—	—	—
Increase in net assets from Class P transactions	120,265	20	—	—	—	—
Class T:
Proceeds from sales	—	—	136,241	321,425	24	1,194
Reinvestment of distributions	—	—	6	8	6	4
Payments for redemptions	—	—	(144,918)	(316,388)	(1,007)	(376)
Increase (decrease) in net assets from Class T transactions	—	—	(8,671)	5,045	(977)	822

44	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018
Class U:
Proceeds from sales	2,551,158	584,598	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(1,123,330)	(458,854)	—	—	—	—
Increase in net assets from Class U transactions	1,427,828	125,744	—	—	—	—
Class V:
Proceeds from sales	4,437,603	11,451,063	213,302	346,758	39,290	90,533
Reinvestment of distributions	30	27	3	—	—	—
Payments for redemptions	(3,908,417)	(11,660,185)	(199,263)	(257,116)	(38,682)	(78,370)
Increase (decrease) in net assets from Class V transactions	529,216	(209,095)	14,042	89,642	608	12,163
Class X:
Proceeds from sales	18,897,014	22,705,393	278,715	496,635	34,880	105,613
Reinvestment of distributions	5,807	4,571	—	1	1	—
Payments for redemptions	(17,748,874)	(20,404,453)	(318,733)	(456,663)	(27,834)	(116,597)
Increase (decrease) in net assets from Class X transactions	1,153,947	2,305,511	(40,018)	39,973	7,047	(10,984)
Class Y:
Proceeds from sales	22,695,988	48,013,738	700,104	1,063,904	1,011,023	1,405,263
Reinvestment of distributions	7,229	10,540	21	31	84	159
Payments for redemptions	(21,878,907)	(47,278,119)	(827,127)	(887,984)	(771,699)	(1,247,292)
Increase (decrease) in net assets from Class Y transactions	824,310	746,159	(127,002)	175,951	239,408	158,130
Class Z:
Proceeds from sales	167,591,273	207,677,181	1,698,334	2,352,079	671,644	593,040
Reinvestment of distributions	9,922	12,233	163	281	372	41
Payments for redemptions	(164,249,687)	(209,450,030)	(1,758,946)	(2,099,351)	(371,410)	(525,017)
Increase (decrease) in net assets from Class Z transactions	3,351,508	(1,760,616)	(60,449)	253,009	300,606	68,064
Increase (decrease) in net assets from capital share transactions	7,002,122	2,160,215	(222,098)	563,620	(158,442)	237,912
Total increase (decrease) in net assets	7,002,125	2,160,219	(222,072)	563,726	(158,442)	237,913
Net assets at beginning of the period	36,354,479	34,194,260	1,338,153	774,427	2,859,194	2,621,281
Net assets at end of the period	$43,356,604	$36,354,479 [2]	$1,116,081	$1,338,153 [2]	$2,700,752	$2,859,194 [2]

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
[2]	Includes undistributed net investment (loss) of ($18), ($4), and $1 for Government Obligations Fund, Institutional Prime Obligations Fund, and Retail Prime Obligations Fund, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	45

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018
OPERATIONS:
Investment income – net	$2,189	$3,390	$125,202	$132,782	$13,198	$14,449
Net realized gain (loss) on investments	(1)	(13)	11	2	4	9
Net change in unrealized appreciation (depreciation) of:	—	—	—	—	—	—
Net increase in net assets resulting from operations	2,188	3,377	125,213	132,784	13,202	14,458
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1):
Class A	(114)	(169)	(1,599)	(1,375)	(365)	(316)
Class D	—	—	(12,242)	(13,292)	(369)	(661)
Class G	—	—	(143)	(616)	—	—
Class P	—	—	(3)	—	—	—
Class V	(6)	(8)	(6,196)	(6,189)	(911)	(741)
Class X	—	—	(22,798)	(12,249)	—	—
Class Y	(1,890)	(2,749)	(23,715)	(28,634)	(6,951)	(7,698)
Class Z	(179)	(464)	(58,506)	(70,427)	(4,602)	(5,033)
Total distributions	(2,189)	(3,390)	(125,202)	(132,782)	(13,198)	(14,449)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	26,183	69,621	328,403	499,051	2,387,811	1,601,084
Reinvestment of distributions	38	61	138	35	39	23
Payments for redemptions	(39,136)	(67,991)	(307,036)	(553,060)	(2,376,131)	(1,590,571)
Increase (decrease) in net assets from Class A transactions	(12,915)	1,691	21,505	(53,974)	11,719	10,536
Class D:
Proceeds from sales	—	—	2,110,280	3,657,068	415,161	611,996
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(2,080,026)	(3,716,822)	(420,918)	(636,196)
Increase (decrease) in net assets from Class D transactions	—	—	30,254	(59,754)	(5,757)	(24,200)
Class G:
Proceeds from sales	—	—	7,233	1,080,028	—	—
Reinvestment of distributions	—	—	114	320	—	—
Payments for redemptions	—	—	(86,996)	(1,105,916)	—	—
Decrease in net assets from Class G transactions	—	—	(79,649)	(25,568)	—	—

46	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018	Six-Month Period Ended 2/28/2019 (unaudited)	Year Ended 8/31/2018
Class P:
Proceeds from sales	—	—	4,293	20	—	—
Reinvestment of distributions	—	—	1	—	—	—
Payments for redemptions	—	—	(4,266)	—	—	—
Increase in net assets from Class P transactions	—	—	28	20	—	—
Class V:
Proceeds from sales	4,338	7,605	3,122,346	4,913,110	158,653	631,738
Reinvestment of distributions	—	—	—	—	20	—
Payments for redemptions	(4,179)	(8,941)	(2,960,662)	(4,988,185)	(93,827)	(617,888)
Increase (decrease) in net assets from Class V transactions	159	(1,336)	161,684	(75,075)	64,846	13,850
Class X:
Proceeds from sales	—	—	10,163,607	6,507,815	—	—
Reinvestment of distributions	—	—	3,528	1,248	—	—
Payments for redemptions	—	—	(10,274,833)	(4,627,096)	—	—
Increase (decrease) in net assets from Class X transactions	—	—	(107,698)	1,881,967	—	—
Class Y:
Proceeds from sales	377,826	891,398	9,226,904	15,040,921	895,620	1,461,447
Reinvestment of distributions	—	—	5,675	6,491	196	45
Payments for redemptions	(331,806)	(834,458)	(9,576,833)	(14,931,774)	(796,952)	(1,473,057)
Increase (decrease) in net assets from Class Y transactions	46,020	56,940	(344,254)	115,638	98,864	(11,565)
Class Z:
Proceeds from sales	49,190	296,875	19,419,327	33,610,250	2,095,313	4,341,602
Reinvestment of distributions	4	—	17,338	17,187	271	49
Payments for redemptions	(50,536)	(308,644)	(19,329,164)	(32,348,265)	(2,061,709)	(4,299,985)
Increase (decrease) in net assets from Class Z transactions	(1,342)	(11,769)	107,501	1,279,172	33,875	41,666
Increase (decrease) in net assets from capital share transactions	31,922	45,526	(210,629)	3,062,426	203,547	30,287
Total increase (decrease) in net assets	31,921	45,513	(210,618)	3,062,428	203,551	30,296
Net assets at beginning of the period	372,001	326,488	12,759,585	9,697,157	1,270,512	1,240,216
Net assets at end of the period	$403,922	$372,001 [2]	$12,548,967	$12,759,585 [2]	$1,474,063	$1,270,512 [2]

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
[2]	Includes undistributed net investment income of $5, $2, and $6 for Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Government Obligations Fund
Class A
2019[1]	$1.00	$0.008		$(0.008)	$—	$1.00	0.77%
2018	1.00	0.008		(0.008)	—	1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2019[1]	$1.00	$0.008		$(0.008)	$—	$1.00	0.84%
2018	1.00	0.009		(0.009)	—	1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class P
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.07%
2018[4]	1.00	0.011		(0.011)	—	1.00	1.08
Class U
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.08%
2018[5]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2019[1]	$1.00	$0.010		$(0.010)	$—	$1.00	0.99%
2018	1.00	0.012		(0.012)	—	1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01

48	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Government Obligations Fund
Class X
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.07%
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[6]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2019[1]	$1.00	$0.009		$(0.009)	$—	$1.00	0.92%
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Z
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.05%
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements .

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

					Ratio of Net Investment
		Ratio of Expenses	Ratio of Net	Ratio of Expenses	Income (Loss) to
	Net Assets	to Average	Investment Income to	to Average Net Assets	Average Net Assets
	End of Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Government Obligations Fund
Class A
2019[1]	$232,789	0.75%	1.52%	0.77%	1.50%
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
2014	258,329	0.09	0.01	0.80	(0.70)
Class D
2019[1]	$3,823,299	0.60%	1.69%	0.64%	1.65%
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
2014	2,673,198	0.09	0.01	0.65	(0.55)
Class P
2019[1]	$120,285	0.15%	2.18%	0.24%	2.09%
2018[4]	20	0.16	1.52	0.23	1.45
Class U
2019[1]	$1,553,572	0.12%	2.20%	0.24%	2.08%
2018[5]	125,744	0.12	1.72	0.24	1.60
Class V
2019[1]	$2,315,566	0.30%	2.00%	0.34%	1.96%
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)
2014	1,655,967	0.09	0.01	0.35	(0.25)

50	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

					Ratio of Net Investment
		Ratio of Expenses	Ratio of Net	Ratio of Expenses	Income (Loss) to
	Net Assets	to Average	Investment Income to	to Average Net Assets	Average Net Assets
	End of Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Government Obligations Fund
Class X
2019[1]	$7,012,976	0.14%	2.16%	0.24%	2.06%
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
2016[6]	678,224	0.14	0.28	0.24	0.18
Class Y
2019[1]	$10,265,031	0.45%	1.85%	0.49%	1.81%
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
2014	5,573,724	0.09	0.01	0.50	(0.40)
Class Z
2019[1]	$18,033,086	0.18%	2.12%	0.24%	2.06%
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)
2014	6,678,107	0.09	0.01	0.25	(0.15)

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized Gains on Investments		Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Institutional Prime Obligations Fund*
Class T
2019[1]	$1.0001	$0.0103		$(0.0103)	$0.0001		$—	$1.0002	1.03%
2018	1.0000	0.0134		(0.0134)	0.0001		—	1.0001	1.36
2017	1.0000	0.0049		(0.0049)	0.0000	[2]	(0.0000)[2]	1.0000	0.51
2016	1.00	0.001		(0.001)	—		—	1.00	0.05
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class V
2019[1]	$1.0001	$0.0108		$(0.0108)	$0.0000	[2]	$—	$1.0001	1.09%
2018	1.0000	0.0144		(0.0144)	0.0001		—	1.0001	1.46
2017	1.0000	0.0059		(0.0059)	0.0000	[2]	(0.0000)[2]	1.0000	0.60
2016	1.00	0.001		(0.001)	—		—	1.00	0.12
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.0002		(0.000)[2]	—		—	1.00	0.02
Class Y
2019[1]	$1.0001	$0.0100		$(0.0100)	$0.0001		$—	$1.0002	1.02%
2018	1.0000	0.0129		(0.0129)	0.0001		—	1.0001	1.30
2017	1.0000	0.0044		(0.0044)	0.0000	[2]	(0.0000)[2]	1.0000	0.46
2016	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.03
2015	1.00	0.000	[2]	(0.0000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class Z
2019[1]	$1.0001	$0.0116		$(0.0116)	$0.0000	[2]	$—	$1.0001	1.17%
2018	1.0000	0.0159		(0.0159)	0.0001		—	1.0001	1.61
2017	1.0000	0.0069		(0.0069)	0.0000	[2]	(0.0000)[2]	1.0000	0.70
2016	1.00	0.002		(0.002)	—		—	1.00	0.21
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02

*	Prior to October 14, 2016 the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

52	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2019[1]	$69,026	0.40%	2.07%	0.48%	1.99%
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
2016	431,632	0.35	0.05	0.44	(0.04)
2015	670,064	0.19	0.02	0.45	(0.24)
2014	618,017	0.17	0.02	0.45	(0.26)
Class V
2019[1]	$162,280	0.30%	2.18%	0.38%	2.10%
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
2016	184,678	0.28	0.12	0.34	0.06
2015	251,838	0.19	0.02	0.35	(0.14)
2014	219,605	0.17	0.02	0.35	(0.16)
Class Y
2019[1]	$382,615	0.45%	2.01%	0.53%	1.93%
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
2016	1,120,546	0.37	0.03	0.50	(0.10)
2015	3,711,698	0.19	0.02	0.50	(0.29)
2014	3,449,035	0.17	0.02	0.50	(0.31)
Class Z
2019[1]	$502,160	0.13%	2.33%	0.28%	2.18%
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41
2016	3,012,020	0.20	0.21	0.25	0.16
2015	4,104,706	0.18	0.02	0.24	(0.04)
2014	3,895,152	0.17	0.02	0.25	(0.06)

*	Prior to October 14, 2016 the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class A
2019[1]	$1.00	$0.009		$(0.009)	$1.00	0.94%
2018	1.00	0.010		(0.010)	1.00	1.03
2017	1.00	0.003		(0.003)	1.00	0.26
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2019[1]	$1.00	$0.010		$(0.010)	$1.00	1.03%
2018	1.00	0.014		(0.014)	1.00	1.39
2017	1.00	0.006		(0.006)	1.00	0.60
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2019[1]	$1.00	$0.011		$(0.011)	$1.00	1.08%
2018	1.00	0.015		(0.015)	1.00	1.49
2017	1.00	0.007		(0.007)	1.00	0.70
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2019[1]	$1.00	$0.012		$(0.012)	$1.00	1.16%
2018	1.00	0.016		(0.016)	1.00	1.65
2017[5]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2019[1]	$1.00	$0.010		$(0.010)	$1.00	1.01%
2018	1.00	0.013		(0.013)	1.00	1.34
2017	1.00	0.006		(0.006)	1.00	0.55
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2019[1]	$1.00	$0.011		$(0.011)	$1.00	1.13%
2018	1.00	0.016		(0.016)	1.00	1.59
2017	1.00	0.008		(0.008)	1.00	0.80
2016[4]	1.00	0.001		(0.001)	1.00	0.05

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

54	FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2019[1]	$446,672	0.62%	1.78%	0.80%	1.60%
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
2016[4]	831,019	0.60	0.02	0.84	(0.22)
Class T
2019[1]	$7	0.40%	1.96%	0.45%	1.91%
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
2016[4]	7	0.39	0.23	0.45	0.17
Class V
2019[1]	$40,710	0.30%	2.17%	0.35%	2.12%
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
2016[4]	10	0.30	0.33	0.42	0.21
Class X
2019[1]	$25,794	0.14%	2.33%	0.25%	2.22%
2018	18,748	0.14	1.63	0.26	1.51
2017[5]	29,731	0.14	0.93	0.26	0.83
Class Y
2019[1]	$1,540,438	0.45%	2.04%	0.51%	1.98%
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
2016[4]	925,567	0.45	0.17	0.54	0.08
Class Z
2019[1]	$647,131	0.20%	2.30%	0.26%	2.24%
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76
2016[4]	48,335	0.20	0.41	0.29	0.32
[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value	Net Investment		Distributions from Net	Net Asset Value
	Beginning of Period	Income		Investment Income	End of Period	Total Return[3]
Retail Tax Free Obligations Fund*
Class A
2019[1]	$1.00	$0.004		$(0.004)	$1.00	0.42%
2018	1.00	0.005		(0.005)	1.00	0.47
2017	1.00	0.000	[2]	(0.000)[2]	1.00	0.05
2016	1.00	—		—	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
Class V
2019[1]	$1.00	$0.006		$(0.006)	$1.00	0.64%
2018	1.00	0.009		(0.009)	1.00	0.92
2017	1.00	0.005		(0.005)	1.00	0.46
2016	1.00	0.001		(0.001)	1.00	0.05
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
Class Y
2019[1]	$1.00	$0.006		$(0.006)	$1.00	0.57%
2018	1.00	0.008		(0.008)	1.00	0.77
2017	1.00	0.003		(0.003)	1.00	0.31
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
Class Z
2019[1]	$1.00	$0.007		$(0.007)	$1.00	0.69%
2018	1.00	0.010		(0.010)	1.00	1.02
2017	1.00	0.006		(0.006)	1.00	0.56
2016	1.00	0.001		(0.001)	1.00	0.09
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00

*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

56	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

					Ratio of Net Investment
		Ratio of Expenses	Ratio of Net	Ratio of Expenses	Income (Loss) to
	Net Assets	to Average	Investment Income to	to Average Net Assets	Average Net Assets
	End of Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2019[1]	$20,946	0.75%	0.85%	0.88%	0.72%
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
2014	102,926	0.08	0.00	0.84	(0.76)
Class V
2019[1]	$695	0.30%	1.29%	0.43%	1.16%
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
2014	5,590	0.08	0.00	0.39	(0.31)
Class Y
2019[1]	$362,993	0.45%	1.14%	0.58%	1.01%
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
2014	403,760	0.08	0.00	0.54	(0.46)
Class Z
2019[1]	$19,288	0.20%	1.41%	0.33%	1.28%
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)
2014	133,374	0.08	0.00	0.29	(0.21)

*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class A
2019[1]	$1.00	$0.008		$(0.008)	$—	$1.00	0.77%
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
Class D
2019[1]	$1.00	$0.009		$(0.009)	$—	$1.00	0.85%
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
Class P
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.08%
2018[4]	1.00	0.011		(0.011)	—	1.00	1.07
Class V
2019[1]	$1.00	$0.010		$(0.010)	$—	$1.00	1.00%
2018	1.00	0.012		(0.012)	—	1.00	1.22
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00

58	FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class X
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.08%
2018	1.00	0.014		(0.014)	—	1.00	1.38
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
2016[5]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2019[1]	$1.00	$0.009		$(0.009)	$—	$1.00	0.92%
2018	1.00	0.011		(0.011)	—	1.00	1.07
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
Class Z
2019[1]	$1.00	$0.011		$(0.011)	$—	$1.00	1.06%
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2019[1]	$207,303	0.75%	1.56%	0.79%	1.52%
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
2014	355,633	0.08	0.00	0.80	(0.72)
Class D
2019[1]	$1,492,174	0.60%	1.71%	0.64%	1.67%
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
2014	1,557,573	0.08	0.00	0.65	(0.57)
Class P
2019[1]	$48	0.15%	2.28%	0.24%	2.19%
2018[4]	20	0.16	1.52	0.23	1.45
Class V
2019[1]	$577,830	0.30%	2.03%	0.34%	1.99%
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)
2014	585,522	0.08	0.00	0.35	(0.27)

60	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2019[1]	$1,881,435	0.14%	2.17%	0.24%	2.07%
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
2016[5]	67,258	0.14	0.26	0.25	0.15
Class Y
2019[1]	$2,348,438	0.45%	1.85%	0.49%	1.81%
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
2014	2,444,902	0.08	0.00	0.50	(0.42)
Class Z
2019[1]	$6,041,739	0.18%	2.13%	0.24%	2.07%
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)
2014	2,339,006	0.08	0.00	0.25	(0.17)

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2019[1]	$1.00	$0.008	$(0.008)	$—	$1.00	0.76%
2018	1.00	0.007	(0.007)	—	1.00	0.74
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—	—	—	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
2014	1.00	0.000[2]	(0.000)[2]	—	1.00	0.00
Class D
2019[1]	$1.00	$0.008	$(0.008)	$—	$1.00	0.83%
2018	1.00	0.009	(0.009)	—	1.00	0.89
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—	—	—	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
2014	1.00	0.000[2]	(0.000)[2]	—	1.00	0.00
Class V
2019[1]	$1.00	$0.010	$(0.010)	$—	$1.00	0.98%
2018	1.00	0.012	(0.012)	—	1.00	1.20
2017	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	—	—	—	1.00	0.00
2014	1.00	0.000[2]	(0.000)[2]	—	1.00	0.00
Class Y
2019[1]	$1.00	$0.009	$(0.009)	$—	$1.00	0.91%
2018	1.00	0.010	(0.010)	—	1.00	1.04
2017	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—	—	—	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
2014	1.00	0.000[2]	(0.000)[2]	—	1.00	0.00
Class Z
2019[1]	$1.00	$0.010	$(0.010)	$—	$1.00	1.03%
2018	1.00	0.013	(0.013)	—	1.00	1.30
2017	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001	(0.001)	—	1.00	0.07
2015	1.00	—	—	—	1.00	0.00
2014	1.00	0.000[2]	(0.000)[2]	—	1.00	0.00

1     For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.

2     Rounds to zero.

3     Total return would have been lower had certain expenses not been waived.

62	FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2019[1]	$55,564	0.75%	1.53%	0.81%	1.47%
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
2014	46,589	0.05	0.00	0.84	(0.79)
Class D
2019[1]	$44,013	0.60%	1.65%	0.66%	1.59%
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
2014	236,624	0.05	0.00	0.69	(0.64)
Class V
2019[1]	$122,507	0.30%	2.00%	0.36%	1.94%
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
2014	89,260	0.05	0.00	0.38	(0.33)
Class Y
2019[1]	$783,772	0.45%	1.83%	0.51%	1.77%
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
2014	337,908	0.05	0.00	0.54	(0.49)
Class Z
2019[1]	$468,207	0.20%	2.07%	0.26%	2.01%
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)
2014	264,529	0.05	0.00	0.29	(0.24)

[1]	For the six-month period ended February 28, 2019 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2019 SEMIANNUAL REPORT	63

Notes to Financial Statements	(unaudited as to February 28, 2019), all dollars and shares are rounded to thousands (000 omitted)

1>   Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor to each of the funds (the “advisor”), and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P (effective December 18, 2017) and Class X shares, and Government Obligations Fund also offers Class U shares (effective February 26, 2018). Effective October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class T and Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares. Class X shares closed on October 30, 2018.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

64	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

2>   Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund
The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	65

Notes to Financial Statements	(unaudited as to February 28, 2019), all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2019, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Government Agency Debt	$—	$19,918,175	$—	$19,918,175
U.S. Treasury Repurchase Agreements	—	18,206,980	—	18,206,980
U.S. Government Agency Repurchase Agreements	—	4,425,000	—	4,425,000
U.S. Treasury Debt	—	618,808	—	618,808
Investment Companies	425,000	—	—	425,000
Total Investments	$425,000	$43,168,963	$—	$43,593,963
Institutional Prime Obligations Fund
Certificates of Deposit	$—	$310,386	$—	$310,386
Other Repurchase Agreements	—	222,500	—	222,500
Financial Company Commercial Paper	—	181,225	—	181,225
U.S. Treasury Repurchase Agreements	—	165,339	—	165,339
Asset Backed Commercial Paper	—	160,998	—	160,998
Non-Negotiable Time Deposit	—	45,000	—	45,000
Non-Financial Company Commercial Paper	—	15,004	—	15,004
Other Instruments	—	14,097	—	14,097
Variable Rate Demand Notes	—	13,325	—	13,325
Total Investments	$—	$1,127,874	$—	$1,127,874
Retail Prime Obligations Fund
Certificates of Deposit	$—	$741,202	$—	$741,202
Other Repurchase Agreements	—	509,500	—	509,500
Financial Company Commercial Paper	—	489,290	—	489,290
Asset Backed Commercial Paper	—	448,436	—	448,436
U.S. Treasury Repurchase Agreements	—	387,654	—	387,654
Non-Negotiable Time Deposit	—	85,242	—	85,242
Other Instruments	—	30,068	—	30,068
Variable Rate Demand Note	—	14,300	—	14,300
Non-Financial Company Commercial Paper	—	10,000	—	10,000
Total Investments	$—	$2,715,692	$—	$2,715,692
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$298,520	—	$298,520
Non-Financial Company Commercial Paper	—	37,000	—	37,000
Tender Option Bonds	—	35,425	—	35,425
Other Municipal Securities	—	32,302	—	32,302
Total Investments	$—	$403,247	$—	$403,247
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$7,860,027	$—	$7,860,027
U.S. Treasury Debt	—	4,849,175	—	4,849,175
Total Investments	$—	$12,709,202	$—	$12,709,202
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,475,869	$—	$1,475,869
Total Investments	$—	$1,475,869	$—	$1,475,869

Refer to each fund’s Schedule of Investments for further security classification.

66	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

During the six-month period ended February 28, 2019, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUIDO RRESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the six-month period ended February 28, 2019, the funds did not hold any restricted securities. As of February 28, 2019, Government Obligations Fund, Institutional Prime Obligations Fund, and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $150,000 or 0.3% of total net assets, $40,000 or 3.6% of total net assets, and $80,000 or 3.0% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENTIN COME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2019, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	67

Notes to Financial Statements	(unaudited as to February 28, 2019), all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the six-month period ended February 28, 2019 and fiscal year ended August 31, 2018 (adjusted by dividends payable as of February 28, 2019 and August 31, 2018, respectively) were as follows:

	February 28, 2019
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$370,547	$—	$—	$370,547
Institutional Prime Obligations Fund	12,586	—	—	12,586
Retail Prime Obligations Fund	26,552	—	—	26,552
Retail Tax Free Obligations Fund	—	2,186	—	2,186
Treasury Obligations Fund	122,067	—	—	122,067
U.S. Treasury Money Market Fund	12,678	—	—	12,678
	August 31, 2018
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$338,626	$—	$—	$388,626
Institutional Prime Obligations Fund	12,065	—	—	12,065
Retail Prime Obligations Fund	32,323	—	—	32,323
Retail Tax Free Obligations Fund	—	3,114	—	3,114
Treasury Obligations Fund	120,627	—	—	120,627
U.S. Treasury Money Market Fund	13,328	—	—	13,328

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2018.

As of August 31, 2018, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$50,991	$—	$—	$—	$50,991
Institutional Prime Obligations Fund	2,107	—	—	148	2,255
Retail Prime Obligations Fund	4,098	—	—	—	4,098
Retail Tax Free Obligations Fund	—	377	(13)	—	364
Treasury Obligations Fund	17,999	—	—	—	17,999
U.S. Treasury Money Market Fund	1,761	—	—	—	1,761

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2018.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2018, Retail Tax Free Obligations Fund had indefinite short-term capital loss carryforwards of $13.

During the fiscal year ended August 31, 2018, U.S. Treasury Money Market Fund utilized $1 of capital loss carryforwards.

68	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

REPURCHASEAGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ending February 28, 2019.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$22,631,980	$—	$22,631,980	$—	$(22,631,980)	$—
Institutional Prime Obligations Fund	387,839	—	387,839	—	(387,839)	—
Retail Prime Obligations Fund	897,154	—	897,154	—	(897,154)	—
Treasury Obligations Fund	7,860,027	—	7,860,027	—	(7,860,027)	—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set- off rights under the agreement. Net amount excludes anyover-collateralized amounts.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	69

Notes to Financial Statements	(unaudited as to February 28, 2019), all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
Repurchase Agreements
U.S. Government Agency	$4,425,000	$—	$—	$—	$4,425,000
U.S. Treasury	8,606,980	5,550,000	4,050,000	—	18,206,980
Total Borrowings	$13,031,980	$5,550,000	$4,050,000	$—	$22,631,980
Institutional Prime Obligations Fund
Repurchase Agreements
Other	$142,500	$40,000	$40,000	$—	$222,500
U.S. Treasury	165,339	—	—	—	165,339
Total Borrowings	$307,839	$40,000	$40,000	$—	$387,839
Retail Prime Obligations Fund
Repurchase Agreements
Other	$379,500	$50,000	$55,000	$25,000	$509,500
U.S. Treasury	387,654	—	—	—	387,654
Total Borrowings	$767,154	$50,000	$55,000	$25,000	$897,154
Treasury Obligations Fund
Repurchase Agreements
U.S. Treasury	$4,410,027	$2,150,000	$1,300,000	$—	$7,860,027
Total Borrowings	$4,410,027	$2,150,000	$1,300,000	$—	$7,860,027

SECURITIES LENDING – In order to generate additional income, each fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 28, 2019, the funds had no securities on loan. In addition, the funds did not participate in securities lending during the six-month period ended February 28, 2019.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2019, no fees were paid to U.S. Bank for serving as the securities lending agent for the funds.

70	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2019.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2019, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	N/A	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	N/A	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through October 31, 2019 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $162 and $25 for Institutional Prime Obligations Fund and Retail Tax Free Obligations Fund, respectively, during the six-month period ended February 28, 2019.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 28, 2019), all dollars and shares are rounded to thousands (000 omitted)

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBGFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $10,384, $489, $992, $227, $3,558, and $437 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2019.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses. For the six-month period ended February 28, 2019, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No

72	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of compensating broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were received by affiliates of USBAM for the six-month period ended February 28, 2019:

Fund	Amount
Government Obligations Fund	$3,143
Retail Prime Obligations Fund	999
Retail Tax Free Obligations Fund	33
Treasury Obligations Fund	1,382
U.S. Treasury Money Market Fund	93

SHAREHOLDER SERVICING (NON - 12B - 1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $250 for Retail Prime Obligations Fund, during the six-month period ended February 28, 2019.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2019:

Fund	Amount
Government Obligations Fund	$17,914
Institutional Prime Obligations Fund	603
Retail Prime Obligations Fund	2,593
Retail Tax Free Obligations Fund	447
Treasury Obligations Fund	5,595
U.S. Treasury Money Market Fund	1,109

OTHER EXPENSES– In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	73

Notes to Financial Statements	(unaudited as to February 28, 2019), all dollars and shares are rounded to thousands (000 omitted)

4>   Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 28, 2019
Class T	136,231	6	(144,908)	(8,671)
Class V	213,293	2	(199,253)	14,042
Class X1	278,702	—	(318,720)	(40,018)
Class Y	700,050	22	(827,068)	(126,996)
Class Z	1,698,281	163	(1,758,884)	(60,440)
Year Ended August 31, 2018
Class T	321,407	8	(316,371)	5,044
Class V	346,762	—	(257,122)	89,640
Class X	496,543	1	(456,573)	39,971
Class Y	1,063,848	31	(887,943)	175,936
Class Z	2,352,017	281	(2,099,296)	253,002

1 Effective 10/30/2018 Institutional Prime Obligations Fund Class X was closed.

5>    Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2019, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	65.6%
Daily Variable Rate Notes & Bonds	8.4
Commercial Paper & Put Bonds	9.2
Tender Option Bonds	8.8
Other Municipal Notes & Bonds	8.0
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2019, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	80.9%
General Obligations	19.1
100.0%

74	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

6>    Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7>    Events Subsequent To Period End

Management has evaluated Fund related events and transactions that occurred subsequent to February 28, 2019, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT	75

Notice to Shareholders	February 28, 2019 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

76	FIRST AMERICAN FUNDS 2019 SEMIANNUAL REPORT

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Board of Directors	First American Funds, Inc.

Richard Riederer

Chair of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

David Baumgardner

Director of First American Funds, Inc.
Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.
Director of Booz Allen Hamilton Holding Corporation
Director of Fishers Island Development Corporation
Director of Rayonier Advanced Materials, Inc.
Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.
Advisor/Consultant of Future Freight™

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First Ameri-can Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.			First American Funds P.O. Box 1330 Minneapolis, MN 55440-1330
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
800 Nicollet Mall	Milwaukee, Wisconsin 53212	220 South Sixth Street Suite 1400
Minneapolis, Minnesota 55402		Minneapolis, Minnesota 55402

ADMINISTRATOR	DISTRIBUTOR	COUNSEL
U.S. Bancorp Asset	Quasar Distributors, LLC	Ropes & Gray LLP
Management, Inc.	777 E. Wisconsin Ave.	191 North Wacker Drive
800 Nicollet Mall	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund
Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0034-19 4/2019 SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 22, 2019

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 22, 2019